Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (58.1%)
U.S. Government Securities (57.0%)
United States Treasury Note/Bond	3.125%	8/31/27	3,050	2,926
United States Treasury Note/Bond	0.375%	9/30/27	54,450	45,423
United States Treasury Note/Bond	0.500%	10/31/27	278,670	233,168
United States Treasury Note/Bond	2.250%	11/15/27	452,235	413,654
United States Treasury Note/Bond	6.125%	11/15/27	8,200	8,938
United States Treasury Note/Bond	0.625%	11/30/27	538,415	452,521
United States Treasury Note/Bond	0.625%	12/31/27	426,030	357,266
United States Treasury Note/Bond	0.750%	1/31/28	284,850	239,764
United States Treasury Note/Bond	2.750%	2/15/28	514,955	482,046
United States Treasury Note/Bond	1.125%	2/29/28	585,850	502,641
United States Treasury Note/Bond	1.250%	3/31/28	393,925	339,637
United States Treasury Note/Bond	1.250%	4/30/28	378,284	325,324
United States Treasury Note/Bond	2.875%	5/15/28	553,253	519,453
United States Treasury Note/Bond	1.250%	5/31/28	433,240	371,774
United States Treasury Note/Bond	1.250%	6/30/28	339,160	290,618
United States Treasury Note/Bond	1.000%	7/31/28	298,538	251,425
United States Treasury Note/Bond	2.875%	8/15/28	548,445	514,339
United States Treasury Note/Bond	5.500%	8/15/28	12,735	13,654
United States Treasury Note/Bond	1.125%	8/31/28	447,720	379,023
United States Treasury Note/Bond	1.250%	9/30/28	322,310	274,366
United States Treasury Note/Bond	1.375%	10/31/28	304,720	261,012
United States Treasury Note/Bond	3.125%	11/15/28	560,503	532,390
United States Treasury Note/Bond	5.250%	11/15/28	10,000	10,619
United States Treasury Note/Bond	1.500%	11/30/28	349,113	300,946
United States Treasury Note/Bond	1.375%	12/31/28	302,070	258,459
United States Treasury Note/Bond	1.750%	1/31/29	115,920	101,231
United States Treasury Note/Bond	2.625%	2/15/29	555,866	512,092
United States Treasury Note/Bond	5.250%	2/15/29	15,235	16,240
United States Treasury Note/Bond	1.875%	2/28/29	345,005	303,604
United States Treasury Note/Bond	2.375%	3/31/29	237,785	215,344
United States Treasury Note/Bond	2.875%	4/30/29	159,635	149,009
United States Treasury Note/Bond	2.375%	5/15/29	507,036	458,630
United States Treasury Note/Bond	2.750%	5/31/29	262,595	243,229
United States Treasury Note/Bond	3.250%	6/30/29	348,460	333,160
United States Treasury Note/Bond	2.625%	7/31/29	302,007	277,563
United States Treasury Note/Bond	1.625%	8/15/29	374,384	322,789
United States Treasury Note/Bond	6.125%	8/15/29	14,100	15,885
United States Treasury Note/Bond	3.125%	8/31/29	298,095	282,911
United States Treasury Note/Bond	3.875%	9/30/29	222,110	221,173
United States Treasury Note/Bond	1.750%	11/15/29	228,164	198,146
United States Treasury Note/Bond	1.500%	2/15/30	266,071	225,786
United States Treasury Note/Bond	0.625%	5/15/30	700,051	551,290
United States Treasury Note/Bond	6.250%	5/15/30	51,675	59,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.625%	8/15/30	939,357	735,928
	United States Treasury Note/Bond	0.875%	11/15/30	911,397	726,127
	United States Treasury Note/Bond	1.125%	2/15/31	775,868	628,453
	United States Treasury Note/Bond	5.375%	2/15/31	56,996	62,901
	United States Treasury Note/Bond	1.625%	5/15/31	793,018	665,640
	United States Treasury Note/Bond	1.250%	8/15/31	904,055	730,590
	United States Treasury Note/Bond	1.375%	11/15/31	852,884	693,235
	United States Treasury Note/Bond	1.875%	2/15/32	844,419	715,645
	United States Treasury Note/Bond	2.875%	5/15/32	775,058	716,928
	United States Treasury Note/Bond	2.750%	8/15/32	600,118	548,920
					18,093,261
Agency Bonds and Notes (1.1%)
	Federal Home Loan Banks	3.250%	6/9/28	24,100	23,005
	Federal Home Loan Banks	3.250%	11/16/28	41,695	39,674
[1,2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,235	9,524
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	11,244
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,657	13,563
[2]	Federal National Mortgage Assn.	0.750%	10/8/27	45,725	38,744
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	39,789
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	33,160
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	44,955	53,959
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	55,400	43,350
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	40,985
[1]	Private Export Funding Corp.	1.400%	7/15/28	7,425	6,221
	Tennessee Valley Authority	7.125%	5/1/30	3,970	4,660
	Tennessee Valley Authority	1.500%	9/15/31	4,100	3,243
					361,121
Total U.S. Government and Agency Obligations (Cost $21,122,950)					18,454,382
Corporate Bonds (36.6%)
Communications (3.2%)
	Activision Blizzard Inc.	1.350%	9/15/30	6,640	5,032
	Alphabet Inc.	1.100%	8/15/30	11,828	9,152
	America Movil SAB de CV	3.625%	4/22/29	7,792	6,998
	America Movil SAB de CV	2.875%	5/7/30	3,863	3,240
	America Movil SAB de CV	4.700%	7/21/32	9,250	8,685
	AT&T Inc.	1.650%	2/1/28	19,600	16,130
[1]	AT&T Inc.	4.100%	2/15/28	8,456	7,893
	AT&T Inc.	4.350%	3/1/29	25,860	24,182
[1]	AT&T Inc.	4.300%	2/15/30	20,299	18,578
	AT&T Inc.	2.750%	6/1/31	13,386	10,733
	AT&T Inc.	2.250%	2/1/32	19,325	14,623
	Baidu Inc.	4.375%	3/29/28	3,790	3,538
	Baidu Inc.	4.875%	11/14/28	4,463	4,254
	Baidu Inc.	3.425%	4/7/30	3,705	3,200
	Baidu Inc.	2.375%	8/23/31	6,200	4,787
	Booking Holdings Inc.	3.550%	3/15/28	5,293	4,835
	Booking Holdings Inc.	4.625%	4/13/30	12,935	12,179
	British Telecommunications plc	5.125%	12/4/28	2,967	2,785
	British Telecommunications plc	9.625%	12/15/30	19,355	22,368
	Charter Communications Operating LLC	3.750%	2/15/28	11,279	9,994
	Charter Communications Operating LLC	4.200%	3/15/28	13,385	12,099
	Charter Communications Operating LLC	2.250%	1/15/29	11,102	8,690
	Charter Communications Operating LLC	5.050%	3/30/29	11,696	10,744
	Charter Communications Operating LLC	2.800%	4/1/31	13,256	10,058
	Charter Communications Operating LLC	2.300%	2/1/32	8,300	5,913
	Comcast Corp.	3.150%	2/15/28	15,327	13,916
	Comcast Corp.	4.150%	10/15/28	34,078	32,185
	Comcast Corp.	2.650%	2/1/30	14,980	12,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.400%	4/1/30	11,872	10,454
	Comcast Corp.	4.250%	10/15/30	8,094	7,498
	Comcast Corp.	1.950%	1/15/31	12,440	9,667
	Comcast Corp.	1.500%	2/15/31	13,646	10,219
	Deutsche Telekom International Finance BV	8.750%	6/15/30	30,333	34,785
	Discovery Communications LLC	3.950%	3/20/28	15,841	13,910
	Discovery Communications LLC	4.125%	5/15/29	4,787	4,094
	Discovery Communications LLC	3.625%	5/15/30	6,913	5,705
	Electronic Arts Inc.	1.850%	2/15/31	5,871	4,529
	Expedia Group Inc.	4.625%	8/1/27	1,809	1,699
	Expedia Group Inc.	3.800%	2/15/28	6,548	5,802
	Expedia Group Inc.	3.250%	2/15/30	8,916	7,231
	Expedia Group Inc.	2.950%	3/15/31	1,554	1,198
	Fox Corp.	4.709%	1/25/29	15,051	14,149
	Fox Corp.	3.500%	4/8/30	5,058	4,336
	Grupo Televisa SAB	8.500%	3/11/32	2,185	2,522
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	3,934	3,645
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,509	5,053
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,165	3,129
	Koninklijke KPN NV	8.375%	10/1/30	4,825	5,317
[3]	Meta Platforms Inc.	3.850%	8/15/32	14,250	12,556
	Omnicom Group Inc.	2.450%	4/30/30	4,676	3,742
	Omnicom Group Inc.	4.200%	6/1/30	3,785	3,432
	Omnicom Group Inc.	2.600%	8/1/31	5,482	4,287
	Orange SA	9.000%	3/1/31	18,255	21,907
	Paramount Global	3.375%	2/15/28	4,890	4,343
	Paramount Global	3.700%	6/1/28	6,955	6,221
	Paramount Global	4.200%	6/1/29	4,097	3,604
	Paramount Global	7.875%	7/30/30	3,283	3,451
	Paramount Global	4.950%	1/15/31	14,383	12,691
[3]	Rogers Communications Inc.	3.800%	3/15/32	15,250	13,147
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,235	2,809
	TCI Communications Inc.	7.125%	2/15/28	1,916	2,060
	Telefonica Europe BV	8.250%	9/15/30	8,830	9,585
	TELUS Corp.	3.700%	9/15/27	1,786	1,670
	Tencent Music Entertainment Group	2.000%	9/3/30	3,795	2,771
	T-Mobile USA Inc.	4.750%	2/1/28	9,060	8,564
	T-Mobile USA Inc.	2.050%	2/15/28	15,877	13,177
	T-Mobile USA Inc.	2.625%	2/15/29	6,235	5,147
	T-Mobile USA Inc.	2.400%	3/15/29	2,190	1,787
	T-Mobile USA Inc.	3.375%	4/15/29	18,442	15,928
	T-Mobile USA Inc.	3.875%	4/15/30	54,423	48,229
	T-Mobile USA Inc.	2.550%	2/15/31	29,320	23,227
	T-Mobile USA Inc.	2.875%	2/15/31	3,925	3,150
	T-Mobile USA Inc.	3.500%	4/15/31	23,397	19,745
	T-Mobile USA Inc.	2.700%	3/15/32	8,610	6,739
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,447	2,719
	VeriSign Inc.	2.700%	6/15/31	6,375	4,977
	Verizon Communications Inc.	2.100%	3/22/28	25,752	21,730
	Verizon Communications Inc.	4.329%	9/21/28	36,514	34,383
	Verizon Communications Inc.	3.875%	2/8/29	4,116	3,758
	Verizon Communications Inc.	4.016%	12/3/29	31,927	28,949
	Verizon Communications Inc.	3.150%	3/22/30	16,260	13,807
	Verizon Communications Inc.	1.500%	9/18/30	3,195	2,402
	Verizon Communications Inc.	1.680%	10/30/30	9,570	7,185
	Verizon Communications Inc.	1.750%	1/20/31	17,228	12,920
	Verizon Communications Inc.	2.550%	3/21/31	38,694	30,891
	Verizon Communications Inc.	2.355%	3/15/32	40,745	31,333
	Vodafone Group plc	4.375%	5/30/28	24,832	23,400
	Vodafone Group plc	7.875%	2/15/30	5,825	6,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	2.200%	1/13/28	8,148	7,096
	Walt Disney Co.	2.000%	9/1/29	16,198	13,234
	Walt Disney Co.	3.800%	3/22/30	9,050	8,246
	Walt Disney Co.	2.650%	1/13/31	21,854	18,057
[3]	Warnermedia Holdings Inc.	4.054%	3/15/29	12,370	10,699
[3]	Warnermedia Holdings Inc.	4.279%	3/15/32	40,085	33,004
	Weibo Corp.	3.375%	7/8/30	5,560	4,123
					1,027,529
Consumer Discretionary (2.3%)
	Advance Auto Parts Inc.	3.900%	4/15/30	8,051	6,927
	Alibaba Group Holding Ltd.	3.400%	12/6/27	20,306	18,225
	Alibaba Group Holding Ltd.	2.125%	2/9/31	10,499	8,079
	Amazon.com Inc.	1.650%	5/12/28	10,916	9,276
	Amazon.com Inc.	3.450%	4/13/29	3,640	3,366
	Amazon.com Inc.	1.500%	6/3/30	15,701	12,393
	Amazon.com Inc.	2.100%	5/12/31	29,965	24,303
	Amazon.com Inc.	3.600%	4/13/32	14,675	13,328
[1]	American Honda Finance Corp.	2.000%	3/24/28	8,288	7,040
[1]	American Honda Finance Corp.	2.250%	1/12/29	2,250	1,891
[1]	American Honda Finance Corp.	1.800%	1/13/31	5,120	3,973
	Aptiv plc	4.350%	3/15/29	1,950	1,757
	Aptiv plc	3.250%	3/1/32	3,285	2,607
	AutoNation Inc.	3.800%	11/15/27	5,777	5,123
	AutoNation Inc.	4.750%	6/1/30	3,085	2,714
	AutoNation Inc.	2.400%	8/1/31	2,971	2,099
	AutoNation Inc.	3.850%	3/1/32	5,500	4,372
	AutoZone Inc.	3.750%	4/18/29	5,339	4,819
	AutoZone Inc.	4.000%	4/15/30	6,951	6,244
	AutoZone Inc.	1.650%	1/15/31	4,235	3,148
	AutoZone Inc.	4.750%	8/1/32	3,100	2,907
	Best Buy Co. Inc.	4.450%	10/1/28	4,866	4,556
	Best Buy Co. Inc.	1.950%	10/1/30	2,553	1,911
	Brunswick Corp.	2.400%	8/18/31	3,073	2,140
	Brunswick Corp.	4.400%	9/15/32	3,300	2,671
	Choice Hotels International Inc.	3.700%	12/1/29	293	247
	Dick's Sporting Goods Inc.	3.150%	1/15/32	4,185	3,189
	DR Horton Inc.	1.400%	10/15/27	5,109	4,125
	eBay Inc.	2.700%	3/11/30	8,528	6,946
	eBay Inc.	2.600%	5/10/31	5,195	4,055
[1]	Emory University	2.143%	9/1/30	3,813	3,148
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,428	4,501
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	3,500	2,916
	General Motors Co.	4.200%	10/1/27	5,207	4,779
	General Motors Co.	6.800%	10/1/27	6,745	6,818
	General Motors Co.	5.000%	10/1/28	10,881	10,012
	General Motors Co.	5.400%	10/15/29	4,550	4,203
	General Motors Co.	5.600%	10/15/32	5,000	4,460
	General Motors Financial Co. Inc.	3.850%	1/5/28	6,115	5,391
	General Motors Financial Co. Inc.	2.400%	4/10/28	6,134	4,913
	General Motors Financial Co. Inc.	2.400%	10/15/28	4,633	3,668
	General Motors Financial Co. Inc.	5.650%	1/17/29	3,015	2,854
	General Motors Financial Co. Inc.	4.300%	4/6/29	9,760	8,504
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,278	7,516
	General Motors Financial Co. Inc.	2.350%	1/8/31	1,342	976
	General Motors Financial Co. Inc.	2.700%	6/10/31	2,770	2,040
	General Motors Financial Co. Inc.	3.100%	1/12/32	16,015	12,043
	Genuine Parts Co.	1.875%	11/1/30	3,975	2,957
	Hasbro Inc.	3.500%	9/15/27	2,127	1,934
	Hasbro Inc.	3.900%	11/19/29	9,031	7,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	0.900%	3/15/28	3,488	2,840
	Home Depot Inc.	1.500%	9/15/28	6,269	5,209
	Home Depot Inc.	3.900%	12/6/28	6,027	5,722
	Home Depot Inc.	2.950%	6/15/29	9,883	8,739
	Home Depot Inc.	2.700%	4/15/30	16,535	14,136
	Home Depot Inc.	1.375%	3/15/31	11,827	8,924
	Home Depot Inc.	1.875%	9/15/31	8,930	6,935
	Home Depot Inc.	3.250%	4/15/32	10,125	8,777
	Home Depot Inc.	4.500%	9/15/32	11,000	10,525
	Honda Motor Co. Ltd.	2.967%	3/10/32	10,050	8,487
	Hyatt Hotels Corp.	4.375%	9/15/28	5,230	4,709
	Hyatt Hotels Corp.	6.000%	4/23/30	3,950	3,818
	JD.com Inc.	3.375%	1/14/30	5,575	4,829
	Kohl's Corp.	3.375%	5/1/31	3,750	2,306
	Lear Corp.	3.800%	9/15/27	2,717	2,477
	Lear Corp.	4.250%	5/15/29	3,000	2,643
	Lear Corp.	3.500%	5/30/30	3,885	3,175
	Leggett & Platt Inc.	3.500%	11/15/27	4,100	3,693
	Leggett & Platt Inc.	4.400%	3/15/29	4,852	4,495
	Lennar Corp.	4.750%	11/29/27	11,367	10,524
	Lowe's Cos. Inc.	1.300%	4/15/28	8,245	6,683
	Lowe's Cos. Inc.	1.700%	9/15/28	5,305	4,332
	Lowe's Cos. Inc.	3.650%	4/5/29	14,538	13,114
	Lowe's Cos. Inc.	4.500%	4/15/30	3,635	3,402
	Lowe's Cos. Inc.	1.700%	10/15/30	10,308	7,780
	Lowe's Cos. Inc.	2.625%	4/1/31	10,849	8,719
	Lowe's Cos. Inc.	3.750%	4/1/32	17,525	15,158
[1]	Marriott International Inc.	4.000%	4/15/28	5,974	5,410
[1]	Marriott International Inc.	4.625%	6/15/30	7,789	7,049
[1]	Marriott International Inc.	2.850%	4/15/31	12,033	9,449
[1]	Marriott International Inc.	2.750%	10/15/33	1,000	724
	Masco Corp.	3.500%	11/15/27	4,559	4,118
	Masco Corp.	1.500%	2/15/28	5,195	4,192
	Masco Corp.	2.000%	10/1/30	2,849	2,145
	Masco Corp.	2.000%	2/15/31	3,315	2,486
[1]	McDonald's Corp.	3.800%	4/1/28	7,218	6,778
[1]	McDonald's Corp.	2.625%	9/1/29	8,561	7,328
[1]	McDonald's Corp.	2.125%	3/1/30	5,753	4,695
[1]	McDonald's Corp.	3.600%	7/1/30	7,743	6,972
	McDonald's Corp.	4.600%	9/9/32	5,000	4,781
	MDC Holdings Inc.	2.500%	1/15/31	4,367	2,935
[3]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	12,500	10,796
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	3,825	4,561
[3]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,381
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	3,728
	NIKE Inc.	2.850%	3/27/30	10,772	9,375
	NVR Inc.	3.000%	5/15/30	4,919	4,012
	O'Reilly Automotive Inc.	4.350%	6/1/28	936	891
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,238	3,856
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,235	7,522
	O'Reilly Automotive Inc.	4.700%	6/15/32	5,415	5,075
	Owens Corning	3.950%	8/15/29	4,175	3,735
	Owens Corning	3.875%	6/1/30	2,119	1,852
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	5,778
	Ross Stores Inc.	1.875%	4/15/31	3,150	2,354
	Stanley Black & Decker Inc.	4.250%	11/15/28	5,579	5,257
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,543	3,672
	Starbucks Corp.	3.500%	3/1/28	6,378	5,927
	Starbucks Corp.	4.000%	11/15/28	5,790	5,439
	Starbucks Corp.	2.250%	3/12/30	8,675	7,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	2.550%	11/15/30	9,874	8,054
	Starbucks Corp.	3.000%	2/14/32	5,394	4,473
	Tapestry Inc.	4.125%	7/15/27	1,163	1,066
	Tapestry Inc.	3.050%	3/15/32	3,200	2,394
	TJX Cos. Inc.	1.150%	5/15/28	5,236	4,271
	TJX Cos. Inc.	3.875%	4/15/30	5,665	5,195
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,810	2,463
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,150	2,558
	Toyota Motor Corp.	3.669%	7/20/28	1,678	1,571
	Toyota Motor Corp.	2.760%	7/2/29	4,714	4,132
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	4,532	4,128
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,466	2,954
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,755	3,477
	Toyota Motor Credit Corp.	4.450%	6/29/29	5,350	5,161
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	7,387	6,082
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	9,748	8,709
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	3,700	2,855
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,650	4,376
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	3,735	2,997
	Tractor Supply Co.	1.750%	11/1/30	4,875	3,653
	VF Corp.	2.950%	4/23/30	7,490	6,165
	Whirlpool Corp.	4.750%	2/26/29	8,203	7,699
	Whirlpool Corp.	2.400%	5/15/31	1,263	971
	Whirlpool Corp.	4.700%	5/14/32	2,117	1,927
[1]	Yale University	1.482%	4/15/30	6,700	5,366
					723,115
Consumer Staples (2.5%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	4,793
	Altria Group Inc.	4.800%	2/14/29	3,996	3,688
	Altria Group Inc.	3.400%	5/6/30	7,711	6,256
	Altria Group Inc.	2.450%	2/4/32	17,575	12,432
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	14,515	13,787
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	25,539	24,917
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	22,448	20,029
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	3,169	3,102
	Archer-Daniels-Midland Co.	3.250%	3/27/30	5,617	5,015
	Archer-Daniels-Midland Co.	2.900%	3/1/32	4,050	3,422
	Avery Dennison Corp.	4.875%	12/6/28	4,791	4,620
	Avery Dennison Corp.	2.650%	4/30/30	5,814	4,652
	BAT Capital Corp.	2.259%	3/25/28	13,446	10,710
	BAT Capital Corp.	3.462%	9/6/29	4,704	3,798
	BAT Capital Corp.	4.906%	4/2/30	4,186	3,688
	BAT Capital Corp.	2.726%	3/25/31	12,805	9,464
	BAT Capital Corp.	4.742%	3/16/32	7,195	6,034
	BAT International Finance plc	4.448%	3/16/28	6,180	5,508
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	4,617	4,240
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,493	6,672
	Campbell Soup Co.	4.150%	3/15/28	3,320	3,112
	Campbell Soup Co.	2.375%	4/24/30	7,165	5,718
	Clorox Co.	3.100%	10/1/27	5,440	4,956
	Clorox Co.	3.900%	5/15/28	200	189
	Clorox Co.	4.400%	5/1/29	2,378	2,248
	Clorox Co.	1.800%	5/15/30	5,445	4,202
	Clorox Co.	4.600%	5/1/32	4,315	4,045
	Coca-Cola Co.	1.500%	3/5/28	7,030	6,003
	Coca-Cola Co.	1.000%	3/15/28	11,718	9,655
	Coca-Cola Co.	2.125%	9/6/29	4,011	3,385
	Coca-Cola Co.	3.450%	3/25/30	9,211	8,407
	Coca-Cola Co.	1.650%	6/1/30	13,824	11,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.000%	3/5/31	2,950	2,384
	Coca-Cola Co.	1.375%	3/15/31	20,334	15,525
	Coca-Cola Co.	2.250%	1/5/32	10,430	8,502
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,905	7,651
	Colgate-Palmolive Co.	3.250%	8/15/32	3,340	2,981
	Conagra Brands Inc.	1.375%	11/1/27	4,024	3,253
	Conagra Brands Inc.	4.850%	11/1/28	9,320	8,805
	Constellation Brands Inc.	3.600%	2/15/28	4,197	3,835
	Constellation Brands Inc.	4.650%	11/15/28	6,138	5,805
	Constellation Brands Inc.	3.150%	8/1/29	6,558	5,644
	Constellation Brands Inc.	2.875%	5/1/30	901	747
	Constellation Brands Inc.	2.250%	8/1/31	11,274	8,649
	Constellation Brands Inc.	4.750%	5/9/32	8,795	8,236
	Costco Wholesale Corp.	1.600%	4/20/30	19,279	15,523
	Costco Wholesale Corp.	1.750%	4/20/32	6,755	5,218
	Diageo Capital plc	3.875%	5/18/28	4,213	3,969
	Diageo Capital plc	2.375%	10/24/29	8,500	7,108
	Diageo Capital plc	2.000%	4/29/30	2,285	1,830
	Diageo Capital plc	2.125%	4/29/32	2,765	2,142
	Dollar General Corp.	4.125%	5/1/28	4,160	3,929
	Dollar General Corp.	3.500%	4/3/30	9,825	8,618
	Dollar Tree Inc.	4.200%	5/15/28	8,987	8,373
	Dollar Tree Inc.	2.650%	12/1/31	6,310	4,951
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,441	4,596
	Estee Lauder Cos. Inc.	2.600%	4/15/30	8,147	6,912
	Estee Lauder Cos. Inc.	1.950%	3/15/31	5,077	4,029
	Flowers Foods Inc.	2.400%	3/15/31	3,795	2,979
	General Mills Inc.	4.200%	4/17/28	5,850	5,582
	General Mills Inc.	2.875%	4/15/30	5,615	4,774
[3]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	6,740	5,875
[3]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	14,630	12,392
	Hershey Co.	2.450%	11/15/29	2,365	2,014
	Hershey Co.	1.700%	6/1/30	1,435	1,133
	Hormel Foods Corp.	1.700%	6/3/28	3,350	2,854
	Hormel Foods Corp.	1.800%	6/11/30	10,107	8,068
	Ingredion Inc.	2.900%	6/1/30	4,891	4,036
	J M Smucker Co.	3.375%	12/15/27	2,539	2,309
	J M Smucker Co.	2.375%	3/15/30	6,055	4,874
[3]	JBS USA LUX SA	5.125%	2/1/28	5,000	4,669
[3]	JBS USA LUX SA	5.500%	1/15/30	10,000	9,236
[3]	JBS USA LUX SA	3.750%	12/1/31	7,000	5,591
[3]	JBS USA LUX SA	3.625%	1/15/32	4,500	3,540
[3]	JBS USA LUX SA	5.750%	4/1/33	5,000	4,523
	Kellogg Co.	3.400%	11/15/27	5,699	5,241
	Kellogg Co.	4.300%	5/15/28	2,965	2,828
	Kellogg Co.	2.100%	6/1/30	2,950	2,339
[1]	Kellogg Co.	7.450%	4/1/31	4,802	5,275
	Keurig Dr Pepper Inc.	4.597%	5/25/28	400	386
	Keurig Dr Pepper Inc.	3.950%	4/15/29	10,350	9,452
	Keurig Dr Pepper Inc.	3.200%	5/1/30	6,356	5,424
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,135	2,435
	Keurig Dr Pepper Inc.	4.050%	4/15/32	10,385	9,139
	Kimberly-Clark Corp.	1.050%	9/15/27	5,857	4,922
	Kimberly-Clark Corp.	3.950%	11/1/28	2,557	2,423
	Kimberly-Clark Corp.	3.200%	4/25/29	5,550	4,998
	Kimberly-Clark Corp.	3.100%	3/26/30	6,247	5,520
	Kimberly-Clark Corp.	2.000%	11/2/31	4,850	3,816
	Kraft Heinz Foods Co.	3.750%	4/1/30	8,625	7,602
	Kraft Heinz Foods Co.	4.250%	3/1/31	8,620	7,758
	Kroger Co.	4.500%	1/15/29	4,003	3,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kroger Co.	7.700%	6/1/29	1,000	1,094
	Kroger Co.	2.200%	5/1/30	9,743	7,738
	Kroger Co.	1.700%	1/15/31	3,936	2,959
	McCormick & Co. Inc.	3.400%	8/15/27	5,278	4,858
	McCormick & Co. Inc.	2.500%	4/15/30	4,840	3,943
	McCormick & Co. Inc.	1.850%	2/15/31	2,036	1,515
	Mondelez International Inc.	2.750%	4/13/30	7,468	6,212
	Mondelez International Inc.	1.500%	2/4/31	4,378	3,229
	Mondelez International Inc.	3.000%	3/17/32	5,895	4,843
	PepsiCo Inc.	3.600%	2/18/28	4,620	4,371
	PepsiCo Inc.	7.000%	3/1/29	700	783
	PepsiCo Inc.	2.625%	7/29/29	7,108	6,187
	PepsiCo Inc.	2.750%	3/19/30	9,580	8,303
	PepsiCo Inc.	1.625%	5/1/30	16,105	12,905
	PepsiCo Inc.	1.950%	10/21/31	9,115	7,254
	PepsiCo Inc.	3.900%	7/18/32	14,190	13,128
	Philip Morris International Inc.	3.125%	3/2/28	5,478	4,834
	Philip Morris International Inc.	3.375%	8/15/29	6,023	5,149
	Philip Morris International Inc.	2.100%	5/1/30	7,589	5,765
	Philip Morris International Inc.	1.750%	11/1/30	1,432	1,043
	Procter & Gamble Co.	3.000%	3/25/30	8,774	7,855
	Procter & Gamble Co.	1.200%	10/29/30	16,746	12,896
	Procter & Gamble Co.	1.950%	4/23/31	4,478	3,639
	Procter & Gamble Co.	2.300%	2/1/32	3,250	2,713
	Sysco Corp.	2.400%	2/15/30	6,645	5,394
	Sysco Corp.	5.950%	4/1/30	7,676	7,770
	Sysco Corp.	2.450%	12/14/31	3,435	2,684
	Target Corp.	3.375%	4/15/29	10,795	9,910
	Target Corp.	2.350%	2/15/30	4,967	4,147
	Target Corp.	2.650%	9/15/30	227	191
	Target Corp.	4.500%	9/15/32	1,000	953
	Tyson Foods Inc.	4.350%	3/1/29	8,293	7,825
	Unilever Capital Corp.	2.125%	9/6/29	10,234	8,509
	Unilever Capital Corp.	1.375%	9/14/30	4,998	3,844
	Unilever Capital Corp.	1.750%	8/12/31	7,515	5,788
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,115	3,462
	Walmart Inc.	3.700%	6/26/28	22,797	21,680
	Walmart Inc.	1.500%	9/22/28	5,925	4,954
	Walmart Inc.	3.250%	7/8/29	10,598	9,706
	Walmart Inc.	2.375%	9/24/29	10,818	9,320
	Walmart Inc.	1.800%	9/22/31	3,625	2,888
	Walmart Inc.	4.150%	9/9/32	5,000	4,792
					793,818
Energy (2.3%)
	Baker Hughes Holdings LLC	3.337%	12/15/27	7,241	6,511
	Baker Hughes Holdings LLC	3.138%	11/7/29	4,970	4,217
	Baker Hughes Holdings LLC	4.486%	5/1/30	7,375	6,815
	Boardwalk Pipelines LP	4.800%	5/3/29	3,415	3,141
	Boardwalk Pipelines LP	3.400%	2/15/31	2,918	2,351
	BP Capital Markets America Inc.	3.937%	9/21/28	11,072	10,291
	BP Capital Markets America Inc.	4.234%	11/6/28	15,540	14,614
	BP Capital Markets America Inc.	3.633%	4/6/30	12,692	11,417
	BP Capital Markets America Inc.	1.749%	8/10/30	4,896	3,815
	BP Capital Markets America Inc.	2.721%	1/12/32	17,508	14,220
	BP Capital Markets plc	3.279%	9/19/27	6,544	6,006
	BP Capital Markets plc	3.723%	11/28/28	5,727	5,248
	Burlington Resources LLC	7.200%	8/15/31	995	1,111
	Canadian Natural Resources Ltd.	2.950%	7/15/30	6,916	5,696
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	13,127	11,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chevron Corp.	2.236%	5/11/30	14,750	12,278
	Chevron USA Inc.	3.850%	1/15/28	5,187	4,933
	Chevron USA Inc.	3.250%	10/15/29	6,075	5,432
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	3,400	3,038
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	13,975	13,625
	ConocoPhillips	4.300%	8/15/28	4,510	4,272
	ConocoPhillips	2.400%	2/15/31	4,590	3,665
	ConocoPhillips Co.	6.950%	4/15/29	10,348	11,351
	Continental Resources Inc.	4.375%	1/15/28	4,906	4,390
[3]	Coterra Energy Inc.	4.375%	3/15/29	5,080	4,699
	DCP Midstream Operating LP	5.125%	5/15/29	2,958	2,774
	DCP Midstream Operating LP	3.250%	2/15/32	1,974	1,555
	Devon Energy Corp.	5.875%	6/15/28	3,114	3,120
	Devon Energy Corp.	4.500%	1/15/30	4,992	4,567
	Devon Energy Corp.	7.875%	9/30/31	3,000	3,305
	Diamondback Energy Inc.	3.500%	12/1/29	7,488	6,464
	Diamondback Energy Inc.	3.125%	3/24/31	8,937	7,250
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,000	3,429
	Enbridge Inc.	3.700%	7/15/27	1,421	1,319
	Enbridge Inc.	3.125%	11/15/29	6,188	5,289
	Energy Transfer LP	4.000%	10/1/27	5,615	5,115
	Energy Transfer LP	4.950%	5/15/28	9,115	8,499
	Energy Transfer LP	4.950%	6/15/28	11,285	10,547
	Energy Transfer LP	5.250%	4/15/29	13,367	12,608
	Energy Transfer LP	4.150%	9/15/29	3,665	3,201
	Energy Transfer LP	3.750%	5/15/30	11,990	10,178
	Enterprise Products Operating LLC	4.150%	10/16/28	7,665	7,130
	Enterprise Products Operating LLC	3.125%	7/31/29	10,134	8,730
	Enterprise Products Operating LLC	2.800%	1/31/30	8,290	6,936
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	9,299	7,024
	EOG Resources Inc.	4.375%	4/15/30	6,466	6,166
	EQT Corp.	3.900%	10/1/27	6,225	5,670
	EQT Corp.	5.000%	1/15/29	5,260	4,918
	EQT Corp.	7.000%	2/1/30	8,025	8,283
	Exxon Mobil Corp.	2.275%	8/16/26	1,591	1,452
	Exxon Mobil Corp.	2.440%	8/16/29	8,628	7,414
	Exxon Mobil Corp.	3.482%	3/19/30	16,090	14,633
	Exxon Mobil Corp.	2.610%	10/15/30	13,860	11,765
	Halliburton Co.	2.920%	3/1/30	3,793	3,164
	Helmerich & Payne Inc.	2.900%	9/29/31	4,235	3,309
	Hess Corp.	7.300%	8/15/31	4,031	4,262
[3]	HF Sinclair Corp.	4.500%	10/1/30	3,123	2,679
	Kinder Morgan Inc.	4.300%	3/1/28	15,934	14,930
	Kinder Morgan Inc.	2.000%	2/15/31	7,005	5,239
[1]	Kinder Morgan Inc.	7.800%	8/1/31	1,195	1,298
	Magellan Midstream Partners LP	3.250%	6/1/30	4,821	4,110
	Marathon Oil Corp.	4.400%	7/15/27	1,960	1,831
	Marathon Petroleum Corp.	3.800%	4/1/28	5,286	4,733
	MPLX LP	4.250%	12/1/27	4,321	4,020
	MPLX LP	4.000%	3/15/28	7,538	6,878
	MPLX LP	4.800%	2/15/29	7,430	6,943
	MPLX LP	2.650%	8/15/30	15,453	12,148
	MPLX LP	4.950%	9/1/32	4,250	3,862
	NOV Inc.	3.600%	12/1/29	2,495	2,109
	ONEOK Inc.	4.550%	7/15/28	7,448	6,821
	ONEOK Inc.	4.350%	3/15/29	8,703	7,769
	ONEOK Inc.	3.400%	9/1/29	6,125	5,148
	ONEOK Inc.	3.100%	3/15/30	3,415	2,780
	ONEOK Inc.	6.350%	1/15/31	710	697
	Ovintiv Inc.	7.200%	11/1/31	2,745	2,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ovintiv Inc.	7.375%	11/1/31	4,575	4,768
	Phillips 66	3.900%	3/15/28	2,256	2,074
	Phillips 66	2.150%	12/15/30	6,393	4,934
[3]	Phillips 66 Co.	3.750%	3/1/28	4,595	4,175
[3]	Phillips 66 Co.	3.150%	12/15/29	5,035	4,242
	Pioneer Natural Resources Co.	1.900%	8/15/30	9,902	7,583
	Pioneer Natural Resources Co.	2.150%	1/15/31	7,812	6,021
	Plains All American Pipeline LP	3.550%	12/15/29	8,873	7,402
	Plains All American Pipeline LP	3.800%	9/15/30	4,510	3,780
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	12,956	11,829
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	18,483	16,843
	Schlumberger Investment SA	2.650%	6/26/30	12,228	10,178
	Shell International Finance BV	3.875%	11/13/28	6,306	5,910
	Shell International Finance BV	2.375%	11/7/29	13,961	11,738
	Shell International Finance BV	2.750%	4/6/30	15,346	13,119
	Suncor Energy Inc.	7.150%	2/1/32	4,250	4,440
	Targa Resources Corp.	4.200%	2/1/33	5,000	4,180
	Targa Resources Partners LP	5.000%	1/15/28	4,800	4,442
	Targa Resources Partners LP	6.875%	1/15/29	5,000	4,935
	Targa Resources Partners LP	5.500%	3/1/30	7,000	6,307
	Targa Resources Partners LP	4.875%	2/1/31	6,875	5,911
	Targa Resources Partners LP	4.000%	1/15/32	7,980	6,596
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,900	1,964
	Tosco Corp.	8.125%	2/15/30	2,469	2,854
	TotalEnergies Capital International SA	3.455%	2/19/29	8,330	7,602
	TotalEnergies Capital International SA	2.829%	1/10/30	7,002	6,044
	TotalEnergies Capital SA	3.883%	10/11/28	8,196	7,692
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,472	9,709
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	11,539
	TransCanada PipeLines Ltd.	2.500%	10/12/31	12,969	9,966
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,905	3,576
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,329	8,723
	Valero Energy Corp.	2.150%	9/15/27	3,493	3,018
	Valero Energy Corp.	4.350%	6/1/28	5,762	5,514
	Valero Energy Corp.	2.800%	12/1/31	6,910	5,481
	Valero Energy Corp.	7.500%	4/15/32	3,000	3,257
	Valero Energy Partners LP	4.500%	3/15/28	4,449	4,237
	Williams Cos. Inc.	3.500%	11/15/30	9,525	8,102
[1]	Williams Cos. Inc.	7.500%	1/15/31	1,311	1,400
	Williams Cos. Inc.	2.600%	3/15/31	12,537	9,844
	Williams Cos. Inc.	8.750%	3/15/32	3,000	3,503
	Williams Cos. Inc.	4.650%	8/15/32	3,409	3,097
					729,945
Financials (11.0%)
[1]	Aegon NV	5.500%	4/11/48	4,475	3,872
	AerCap Ireland Capital DAC	4.625%	10/15/27	4,691	4,235
	AerCap Ireland Capital DAC	3.875%	1/23/28	7,730	6,695
	AerCap Ireland Capital DAC	3.000%	10/29/28	28,535	23,006
	AerCap Ireland Capital DAC	3.300%	1/30/32	31,120	23,474
	Affiliated Managers Group Inc.	3.300%	6/15/30	7,255	6,000
	Aflac Inc.	3.600%	4/1/30	10,217	9,215
	Air Lease Corp.	3.625%	4/1/27	1,694	1,501
	Air Lease Corp.	3.625%	12/1/27	6,693	5,779
	Air Lease Corp.	2.100%	9/1/28	7,260	5,659
	Air Lease Corp.	4.625%	10/1/28	2,724	2,440
	Air Lease Corp.	3.250%	10/1/29	4,005	3,253
[1]	Air Lease Corp.	3.000%	2/1/30	4,943	3,915
	Air Lease Corp.	3.125%	12/1/30	4,702	3,712
	Air Lease Corp.	2.875%	1/15/32	4,000	3,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alleghany Corp.	3.625%	5/15/30	4,635	4,139
	Allstate Corp.	1.450%	12/15/30	4,207	3,182
	Ally Financial Inc.	2.200%	11/2/28	9,408	7,276
[1]	Ally Financial Inc.	8.000%	11/1/31	18,572	19,633
	American Express Co.	4.989%	5/26/33	5,934	5,551
	American Express Co.	4.420%	8/3/33	5,000	4,551
	American Financial Group Inc.	5.250%	4/2/30	3,062	2,946
	American International Group Inc.	4.200%	4/1/28	2,193	2,054
	American International Group Inc.	4.250%	3/15/29	1,928	1,780
	American International Group Inc.	3.400%	6/30/30	8,261	7,209
[1]	American International Group Inc.	5.750%	4/1/48	5,085	4,704
	Ameriprise Financial Inc.	4.500%	5/13/32	4,300	4,063
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	2,625	2,225
	Aon Corp.	4.500%	12/15/28	200	189
	Aon Corp.	3.750%	5/2/29	5,767	5,196
	Aon Corp.	2.800%	5/15/30	10,173	8,431
	Aon Corp.	2.600%	12/2/31	5,000	3,908
	Ares Capital Corp.	2.875%	6/15/28	7,371	5,800
	Ares Capital Corp.	3.200%	11/15/31	5,900	4,208
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,175	2,433
	Assurant Inc.	4.900%	3/27/28	3,625	3,426
	Assurant Inc.	3.700%	2/22/30	2,570	2,173
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	3,455	2,793
	Athene Holding Ltd.	4.125%	1/12/28	4,355	3,920
	Athene Holding Ltd.	6.150%	4/3/30	8,461	8,150
	Athene Holding Ltd.	3.500%	1/15/31	7,363	5,893
	AXA SA	8.600%	12/15/30	4,991	5,844
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,350	1,179
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,467	2,831
	AXIS Specialty Finance plc	4.000%	12/6/27	3,305	3,058
	Banco Santander SA	3.800%	2/23/28	3,566	3,098
	Banco Santander SA	4.379%	4/12/28	6,000	5,364
	Banco Santander SA	3.306%	6/27/29	7,686	6,545
	Banco Santander SA	3.490%	5/28/30	17,380	14,072
	Banco Santander SA	2.749%	12/3/30	7,419	5,262
	Banco Santander SA	2.958%	3/25/31	8,138	6,190
[1]	Bank of America Corp.	4.250%	10/22/26	87	83
[1]	Bank of America Corp.	3.248%	10/21/27	19,299	17,315
[1]	Bank of America Corp.	3.419%	12/20/28	51,098	45,327
[1]	Bank of America Corp.	3.970%	3/5/29	16,561	14,942
[1]	Bank of America Corp.	2.087%	6/14/29	16,030	13,015
[1]	Bank of America Corp.	4.271%	7/23/29	36,321	33,136
[1]	Bank of America Corp.	3.974%	2/7/30	22,645	20,209
[1]	Bank of America Corp.	3.194%	7/23/30	7,803	6,572
[1]	Bank of America Corp.	2.884%	10/22/30	6,230	5,114
[1]	Bank of America Corp.	2.496%	2/13/31	30,817	24,326
[1]	Bank of America Corp.	2.592%	4/29/31	19,523	15,510
[1]	Bank of America Corp.	1.898%	7/23/31	25,995	19,364
[1]	Bank of America Corp.	1.922%	10/24/31	18,776	13,897
[1]	Bank of America Corp.	2.651%	3/11/32	16,105	12,556
	Bank of America Corp.	2.687%	4/22/32	52,235	40,703
	Bank of America Corp.	2.299%	7/21/32	42,811	32,034
	Bank of America Corp.	2.572%	10/20/32	17,271	13,223
	Bank of America Corp.	2.972%	2/4/33	38,977	30,534
	Bank of America Corp.	4.571%	4/27/33	15,558	13,961
	Bank of America Corp.	5.015%	7/22/33	28,561	26,570
	Bank of America Corp.	2.482%	9/21/36	17,733	12,830
	Bank of America Corp.	3.846%	3/8/37	19,407	15,682
[1]	Bank of Montreal	3.803%	12/15/32	9,495	8,286
	Bank of Montreal	3.088%	1/10/37	9,690	7,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	10,319	9,467
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	495	410
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	10,798	9,534
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	1,895	1,450
	Bank of New York Mellon Corp.	2.500%	1/26/32	2,715	2,156
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	10,000	9,201
	Bank of Nova Scotia	2.150%	8/1/31	5,505	4,171
	Bank of Nova Scotia	2.450%	2/2/32	4,683	3,567
	Bank of Nova Scotia	4.588%	5/4/37	9,154	7,691
	BankUnited Inc.	5.125%	6/11/30	4,400	4,060
	Barclays plc	4.337%	1/10/28	5,095	4,550
	Barclays plc	4.836%	5/9/28	19,578	17,334
[1]	Barclays plc	4.972%	5/16/29	14,033	12,659
[1]	Barclays plc	5.088%	6/20/30	9,165	7,980
	Barclays plc	2.645%	6/24/31	7,898	5,876
	Barclays plc	2.667%	3/10/32	3,512	2,567
	Barclays plc	2.894%	11/24/32	9,880	7,150
	Barclays plc	5.746%	8/9/33	6,000	5,457
	Barclays plc	3.564%	9/23/35	16,016	11,862
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,253	5,041
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,054	3,120
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	2,638	2,224
	BlackRock Inc.	3.250%	4/30/29	8,428	7,572
	BlackRock Inc.	2.400%	4/30/30	8,580	7,097
	BlackRock Inc.	1.900%	1/28/31	5,336	4,175
	BlackRock Inc.	2.100%	2/25/32	5,169	3,961
	Blackstone Private Credit Fund	4.000%	1/15/29	3,240	2,595
	Blackstone Secured Lending Fund	2.850%	9/30/28	4,885	3,705
	Brighthouse Financial Inc.	5.625%	5/15/30	6,020	5,641
	Brookfield Finance Inc.	3.900%	1/25/28	9,050	8,175
	Brookfield Finance Inc.	4.850%	3/29/29	7,625	7,133
	Brookfield Finance Inc.	4.350%	4/15/30	8,412	7,488
	Brookfield Finance Inc.	2.724%	4/15/31	4,000	3,170
	Brown & Brown Inc.	4.500%	3/15/29	2,905	2,697
	Brown & Brown Inc.	2.375%	3/15/31	5,319	3,983
	Brown & Brown Inc.	4.200%	3/17/32	7,000	6,020
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	8,322	7,045
	Capital One Financial Corp.	1.878%	11/2/27	200	170
	Capital One Financial Corp.	3.800%	1/31/28	17,877	16,151
	Capital One Financial Corp.	3.273%	3/1/30	1,386	1,163
	Capital One Financial Corp.	2.359%	7/29/32	5,990	4,255
	Capital One Financial Corp.	2.618%	11/2/32	3,955	2,969
	Capital One Financial Corp.	5.268%	5/10/33	5,753	5,336
	Cboe Global Markets Inc.	1.625%	12/15/30	4,905	3,725
	Charles Schwab Corp.	3.450%	2/13/26	300	289
	Charles Schwab Corp.	3.200%	1/25/28	6,362	5,829
	Charles Schwab Corp.	2.000%	3/20/28	11,937	10,268
	Charles Schwab Corp.	4.000%	2/1/29	7,227	6,803
	Charles Schwab Corp.	3.250%	5/22/29	6,573	5,924
	Charles Schwab Corp.	2.750%	10/1/29	5,205	4,483
	Charles Schwab Corp.	4.625%	3/22/30	1,300	1,256
	Charles Schwab Corp.	2.300%	5/13/31	15,404	12,293
	Charles Schwab Corp.	2.900%	3/3/32	5,457	4,507
	Chubb INA Holdings Inc.	1.375%	9/15/30	12,748	9,628
	CI Financial Corp.	3.200%	12/17/30	9,700	6,985
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	3,225	3,414
	Citigroup Inc.	4.450%	9/29/27	22,385	20,766
	Citigroup Inc.	6.625%	1/15/28	985	1,033
	Citigroup Inc.	4.125%	7/25/28	4,342	3,923
[1]	Citigroup Inc.	3.520%	10/27/28	23,600	21,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Citigroup Inc.	4.075%	4/23/29	8,314	7,529
[1]	Citigroup Inc.	3.980%	3/20/30	25,572	22,702
[1]	Citigroup Inc.	2.976%	11/5/30	14,027	11,525
[1]	Citigroup Inc.	2.666%	1/29/31	18,510	14,778
[1]	Citigroup Inc.	4.412%	3/31/31	47,168	42,416
[1]	Citigroup Inc.	2.572%	6/3/31	24,753	19,498
	Citigroup Inc.	6.625%	6/15/32	325	329
	Citigroup Inc.	2.520%	11/3/32	10,608	8,039
	Citigroup Inc.	3.057%	1/25/33	16,502	13,013
	Citigroup Inc.	3.785%	3/17/33	40,655	34,103
	Citigroup Inc.	4.910%	5/24/33	23,605	21,718
	Citizens Financial Group Inc.	2.500%	2/6/30	4,219	3,314
	Citizens Financial Group Inc.	3.250%	4/30/30	6,199	5,076
	Citizens Financial Group Inc.	5.641%	5/21/37	2,000	1,847
	CME Group Inc.	3.750%	6/15/28	4,750	4,482
	CME Group Inc.	2.650%	3/15/32	5,000	4,110
	CNA Financial Corp.	3.900%	5/1/29	5,442	4,874
	CNA Financial Corp.	2.050%	8/15/30	2,625	2,008
	CNO Financial Group Inc.	5.250%	5/30/29	1,940	1,804
	Comerica Inc.	4.000%	2/1/29	1,077	1,000
[3]	Corebridge Financial Inc.	3.850%	4/5/29	13,673	12,078
[3]	Corebridge Financial Inc.	3.900%	4/5/32	16,205	13,675
[3]	Credit Suisse Group AG	6.537%	8/12/33	4,600	4,143
[1]	Deutsche Bank AG	3.547%	9/18/31	15,460	11,769
	Deutsche Bank AG	3.035%	5/28/32	358	257
[1]	Discover Bank	4.650%	9/13/28	8,113	7,352
[1]	Discover Bank	2.700%	2/6/30	6,009	4,710
	Enstar Group Ltd.	4.950%	6/1/29	12,080	10,831
	Enstar Group Ltd.	3.100%	9/1/31	901	636
	Equitable Holdings Inc.	7.000%	4/1/28	2,774	2,953
	Equitable Holdings Inc.	4.350%	4/20/28	9,516	8,927
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	3,918	3,663
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,595	5,031
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,270	3,468
[3]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	5,500	5,075
	Fidelity National Financial Inc.	4.500%	8/15/28	4,827	4,507
	Fidelity National Financial Inc.	3.400%	6/15/30	6,433	5,248
	Fifth Third Bancorp	3.950%	3/14/28	5,836	5,462
	Fifth Third Bancorp	4.772%	7/28/30	3,450	3,213
	Fifth Third Bancorp	4.337%	4/25/33	4,675	4,163
	First American Financial Corp.	4.000%	5/15/30	3,877	3,233
	First American Financial Corp.	2.400%	8/15/31	5,000	3,576
[1]	First Horizon Bank	5.750%	5/1/30	5,000	4,853
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	2,623	2,600
	Franklin Resources Inc.	1.600%	10/30/30	3,932	2,958
	FS KKR Capital Corp.	3.125%	10/12/28	4,185	3,248
	GATX Corp.	3.500%	3/15/28	4,177	3,688
	GATX Corp.	4.550%	11/7/28	3,699	3,428
	GATX Corp.	4.700%	4/1/29	1,760	1,644
	GATX Corp.	4.000%	6/30/30	5,336	4,665
	GE Capital Funding LLC	4.550%	5/15/32	8,993	8,338
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	20,925	18,771
	Globe Life Inc.	4.550%	9/15/28	5,546	5,311
	Globe Life Inc.	2.150%	8/15/30	4,195	3,257
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	22,082	19,634
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	26,330	23,977
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,850	1,492
	Goldman Sachs Group Inc.	3.800%	3/15/30	18,015	15,630
	Goldman Sachs Group Inc.	1.992%	1/27/32	18,465	13,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.615%	4/22/32	37,890	29,373
	Goldman Sachs Group Inc.	2.383%	7/21/32	25,735	19,440
	Goldman Sachs Group Inc.	2.650%	10/21/32	26,415	20,239
	Goldman Sachs Group Inc.	3.102%	2/24/33	25,235	20,047
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,958	2,265
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,315	5,329
	HSBC Holdings plc	1.589%	5/24/27	275	230
[1]	HSBC Holdings plc	4.583%	6/19/29	31,946	28,455
	HSBC Holdings plc	2.206%	8/17/29	11,328	8,802
	HSBC Holdings plc	4.950%	3/31/30	22,062	20,300
[1]	HSBC Holdings plc	3.973%	5/22/30	24,337	20,549
[1]	HSBC Holdings plc	2.848%	6/4/31	12,473	9,559
[1]	HSBC Holdings plc	2.357%	8/18/31	13,150	9,683
[1]	HSBC Holdings plc	7.625%	5/17/32	1,314	1,377
	HSBC Holdings plc	2.804%	5/24/32	11,879	8,734
	HSBC Holdings plc	2.871%	11/22/32	23,489	17,128
	HSBC Holdings plc	4.762%	3/29/33	13,018	10,747
	HSBC Holdings plc	5.402%	8/11/33	18,605	16,470
	Huntington Bancshares Inc.	2.550%	2/4/30	8,400	6,807
	Huntington Bancshares Inc.	2.487%	8/15/36	4,534	3,198
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	5,770	5,458
	ING Groep NV	4.550%	10/2/28	9,791	8,963
	ING Groep NV	4.050%	4/9/29	7,063	6,244
	ING Groep NV	2.727%	4/1/32	2,292	1,749
	ING Groep NV	4.252%	3/28/33	5,000	4,246
	Intercontinental Exchange Inc.	3.100%	9/15/27	1,923	1,748
	Intercontinental Exchange Inc.	4.000%	9/15/27	635	602
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,185	3,858
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,835	8,352
	Intercontinental Exchange Inc.	2.100%	6/15/30	12,671	10,105
	Intercontinental Exchange Inc.	1.850%	9/15/32	4,865	3,552
	Jackson Financial Inc.	3.125%	11/23/31	3,748	2,844
	Jefferies Group LLC	4.150%	1/23/30	4,703	4,020
	Jefferies Group LLC	2.625%	10/15/31	5,908	4,286
	JPMorgan Chase & Co.	4.250%	10/1/27	10,022	9,394
	JPMorgan Chase & Co.	3.625%	12/1/27	4,026	3,658
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	9,967	8,829
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	17,947	16,233
	JPMorgan Chase & Co.	2.069%	6/1/29	12,570	10,205
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	19,541	17,775
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	30,414	27,820
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	22,948	20,069
	JPMorgan Chase & Co.	4.565%	6/14/30	13,215	12,133
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	17,756	14,470
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	23,880	21,763
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	19,162	15,144
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	26,652	21,183
	JPMorgan Chase & Co.	1.764%	11/19/31	9,292	6,815
	JPMorgan Chase & Co.	1.953%	2/4/32	32,425	23,989
	JPMorgan Chase & Co.	2.580%	4/22/32	42,192	32,652
	JPMorgan Chase & Co.	2.545%	11/8/32	23,440	17,819
	JPMorgan Chase & Co.	2.963%	1/25/33	27,666	21,791
	JPMorgan Chase & Co.	4.586%	4/26/33	7,285	6,560
	JPMorgan Chase & Co.	4.912%	7/25/33	34,930	32,259
	JPMorgan Chase & Co.	5.717%	9/14/33	25,617	24,204
	Kemper Corp.	2.400%	9/30/30	4,065	3,104
	Kemper Corp.	3.800%	2/23/32	2,150	1,783
[1]	KeyBank NA	4.390%	12/14/27	1,795	1,715
[1]	KeyBank NA	6.950%	2/1/28	500	514
[1]	KeyBank NA	4.900%	8/8/32	5,795	5,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	KeyCorp	4.100%	4/30/28	5,710	5,302
[1]	KeyCorp	2.550%	10/1/29	4,828	3,945
[1]	KeyCorp	4.789%	6/1/33	8,000	7,363
	Lazard Group LLC	4.500%	9/19/28	3,667	3,354
	Lazard Group LLC	4.375%	3/11/29	4,776	4,389
	Lincoln National Corp.	3.800%	3/1/28	3,425	3,164
	Lincoln National Corp.	3.050%	1/15/30	4,448	3,694
	Lincoln National Corp.	3.400%	1/15/31	2,952	2,468
	Lloyds Banking Group plc	4.650%	3/24/26	103	97
	Lloyds Banking Group plc	4.375%	3/22/28	13,889	12,648
	Lloyds Banking Group plc	4.550%	8/16/28	4,205	3,830
[1]	Lloyds Banking Group plc	3.574%	11/7/28	16,511	14,471
	Lloyds Banking Group plc	4.976%	8/11/33	8,906	7,759
	Loews Corp.	3.200%	5/15/30	3,231	2,759
	Manulife Financial Corp.	3.703%	3/16/32	4,250	3,731
	Markel Corp.	3.500%	11/1/27	3,115	2,828
	Markel Corp.	3.350%	9/17/29	2,500	2,157
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	14,830	14,109
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	6,431	5,090
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	3,300	2,600
	Mastercard Inc.	3.500%	2/26/28	6,680	6,241
	Mastercard Inc.	2.950%	6/1/29	10,099	8,995
	Mastercard Inc.	3.350%	3/26/30	12,905	11,674
	Mastercard Inc.	1.900%	3/15/31	2,460	1,967
	Mastercard Inc.	2.000%	11/18/31	6,214	4,913
	MetLife Inc.	4.550%	3/23/30	7,000	6,710
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	12,648	11,635
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,798	4,390
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	12,930	11,567
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	13,666	11,545
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	8,510	6,836
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	7,650	5,839
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	25,051	18,771
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	3,030	2,348
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	4,422	3,907
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	8,000	7,497
	Mizuho Financial Group Inc.	3.170%	9/11/27	2,131	1,879
	Mizuho Financial Group Inc.	4.018%	3/5/28	6,335	5,794
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	6,559	5,909
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,320	5,261
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,266	4,281
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	3,350	2,620
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	11,430	8,655
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,902	6,574
	Mizuho Financial Group Inc.	2.564%	9/13/31	7,923	5,853
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,173	866
[1]	Morgan Stanley	3.772%	1/24/29	28,501	25,683
[1]	Morgan Stanley	4.431%	1/23/30	25,697	23,646
[1]	Morgan Stanley	2.699%	1/22/31	25,209	20,408
[1]	Morgan Stanley	3.622%	4/1/31	24,837	21,383
[1]	Morgan Stanley	1.794%	2/13/32	14,735	10,773
[1]	Morgan Stanley	1.928%	4/28/32	14,090	10,361
[1]	Morgan Stanley	2.239%	7/21/32	31,472	23,665
[1]	Morgan Stanley	2.511%	10/20/32	21,318	16,318
	Morgan Stanley	2.943%	1/21/33	15,864	12,539
	Morgan Stanley	4.889%	7/20/33	15,354	14,277
	Morgan Stanley	2.484%	9/16/36	23,683	16,971
	Morgan Stanley	5.297%	4/20/37	15,440	13,914
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	3,595	3,411
	Nasdaq Inc.	1.650%	1/15/31	1,935	1,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	NatWest Group plc	4.892%	5/18/29	17,203	15,676
[1]	NatWest Group plc	5.076%	1/27/30	13,584	12,360
[1]	NatWest Group plc	4.445%	5/8/30	9,485	8,314
[1]	NatWest Group plc	3.032%	11/28/35	3,597	2,555
	Nomura Holdings Inc.	2.172%	7/14/28	6,413	5,125
	Nomura Holdings Inc.	2.710%	1/22/29	3,980	3,248
	Nomura Holdings Inc.	5.605%	7/6/29	5,050	4,805
	Nomura Holdings Inc.	3.103%	1/16/30	17,530	14,221
	Nomura Holdings Inc.	2.679%	7/16/30	4,300	3,295
	Nomura Holdings Inc.	2.608%	7/14/31	3,010	2,233
	Nomura Holdings Inc.	2.999%	1/22/32	5,915	4,476
	Northern Trust Corp.	3.650%	8/3/28	5,696	5,314
	Northern Trust Corp.	3.150%	5/3/29	4,683	4,181
	Northern Trust Corp.	1.950%	5/1/30	2,626	2,087
	ORIX Corp.	2.250%	3/9/31	5,025	3,909
	ORIX Corp.	4.000%	4/13/32	3,683	3,218
	Owl Rock Capital Corp.	2.875%	6/11/28	4,945	3,770
	PartnerRe Finance B LLC	3.700%	7/2/29	3,965	3,527
	PartnerRe Finance B LLC	4.500%	10/1/50	3,750	3,198
[1]	PNC Bank NA	3.100%	10/25/27	5,090	4,649
[1]	PNC Bank NA	3.250%	1/22/28	4,040	3,707
[1]	PNC Bank NA	4.050%	7/26/28	12,608	11,597
[1]	PNC Bank NA	2.700%	10/22/29	5,895	4,823
	PNC Financial Services Group Inc.	3.450%	4/23/29	17,350	15,550
	PNC Financial Services Group Inc.	2.550%	1/22/30	18,781	15,504
	PNC Financial Services Group Inc.	4.626%	6/6/33	2,000	1,791
	Primerica Inc.	2.800%	11/19/31	5,000	3,934
	Principal Financial Group Inc.	3.700%	5/15/29	3,296	2,958
	Principal Financial Group Inc.	2.125%	6/15/30	4,603	3,602
	Progressive Corp.	3.200%	3/26/30	9,362	8,232
[1]	Prudential Financial Inc.	3.878%	3/27/28	2,311	2,191
[1]	Prudential Financial Inc.	2.100%	3/10/30	2,070	1,662
[1]	Prudential Financial Inc.	4.500%	9/15/47	4,826	4,196
[1]	Prudential Financial Inc.	5.700%	9/15/48	5,492	5,156
[1]	Prudential Financial Inc.	3.700%	10/1/50	9,411	7,497
	Prudential Financial Inc.	5.125%	3/1/52	6,424	5,572
	Prudential Financial Inc.	6.000%	9/1/52	2,497	2,343
	Prudential plc	3.125%	4/14/30	4,945	4,127
	Prudential plc	3.625%	3/24/32	2,700	2,277
	Raymond James Financial Inc.	4.650%	4/1/30	8,972	8,435
	Regions Financial Corp.	1.800%	8/12/28	5,460	4,486
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,209	5,624
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	4,265
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	2,470	2,189
[1]	Royal Bank of Canada	2.300%	11/3/31	18,319	14,086
	Royal Bank of Canada	3.875%	5/4/32	175	154
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	7,200	6,206
	Santander UK Group Holdings plc	2.896%	3/15/32	7,800	5,812
[1]	State Street Corp.	4.141%	12/3/29	5,640	5,279
	State Street Corp.	2.400%	1/24/30	12,571	10,483
	State Street Corp.	2.200%	3/3/31	6,764	5,274
	State Street Corp.	3.152%	3/30/31	1,815	1,555
	State Street Corp.	4.164%	8/4/33	7,137	6,453
[1]	State Street Corp.	3.031%	11/1/34	3,990	3,320
	Stewart Information Services Corp.	3.600%	11/15/31	2,390	1,843
	Stifel Financial Corp.	4.000%	5/15/30	4,073	3,502
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	5,939	5,364
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,595	6,994
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,715	2,556
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	19,105	16,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,464	4,586
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,255	7,590
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	22,130	17,951
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	11,249	8,624
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	8,521	6,396
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	4,475	3,255
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	8,398	6,296
	SVB Financial Group	2.100%	5/15/28	3,357	2,731
	SVB Financial Group	3.125%	6/5/30	5,074	4,104
	SVB Financial Group	1.800%	2/2/31	3,257	2,324
	SVB Financial Group	4.570%	4/29/33	3,550	3,112
	Synchrony Financial	3.950%	12/1/27	5,311	4,629
	Synchrony Financial	5.150%	3/19/29	7,125	6,483
[1]	Toronto-Dominion Bank	2.000%	9/10/31	7,117	5,325
[1]	Toronto-Dominion Bank	2.450%	1/12/32	4,920	3,796
[1]	Toronto-Dominion Bank	3.200%	3/10/32	15,053	12,370
	Toronto-Dominion Bank	4.456%	6/8/32	15,870	14,481
[1]	Truist Bank	2.250%	3/11/30	10,287	8,067
[1]	Truist Financial Corp.	3.875%	3/19/29	7,113	6,443
[1]	Truist Financial Corp.	1.950%	6/5/30	8,600	6,730
[1]	Truist Financial Corp.	4.916%	7/28/33	5,000	4,540
	Unum Group	4.000%	6/15/29	2,345	2,072
[1]	US Bancorp	3.900%	4/26/28	4,714	4,450
[1]	US Bancorp	3.000%	7/30/29	7,066	6,094
[1]	US Bancorp	1.375%	7/22/30	7,628	5,745
[1]	US Bancorp	2.677%	1/27/33	1,715	1,373
	US Bancorp	4.967%	7/22/33	7,100	6,660
	US Bancorp	2.491%	11/3/36	9,347	7,069
	Visa Inc.	2.750%	9/15/27	2,795	2,553
	Visa Inc.	2.050%	4/15/30	10,305	8,514
	Visa Inc.	1.100%	2/15/31	8,800	6,592
[1]	Voya Financial Inc.	4.700%	1/23/48	4,180	3,369
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,346
[1]	Wells Fargo & Co.	4.150%	1/24/29	15,617	14,367
[1]	Wells Fargo & Co.	2.879%	10/30/30	31,140	25,635
[1]	Wells Fargo & Co.	2.572%	2/11/31	23,321	18,666
[1]	Wells Fargo & Co.	4.478%	4/4/31	26,486	24,233
[1]	Wells Fargo & Co.	3.350%	3/2/33	29,372	23,872
[1]	Wells Fargo & Co.	4.897%	7/25/33	24,914	22,918
	Western Union Co.	2.750%	3/15/31	3,000	2,255
	Westpac Banking Corp.	1.150%	6/3/26	83	73
	Westpac Banking Corp.	3.400%	1/25/28	2,861	2,635
	Westpac Banking Corp.	1.953%	11/20/28	11,640	9,696
	Westpac Banking Corp.	2.650%	1/16/30	3,140	2,660
	Westpac Banking Corp.	5.405%	8/10/33	2,705	2,437
	Westpac Banking Corp.	4.110%	7/24/34	13,382	11,394
	Westpac Banking Corp.	2.668%	11/15/35	13,725	10,161
	Westpac Banking Corp.	3.020%	11/18/36	11,330	8,335
	Willis North America Inc.	4.500%	9/15/28	4,519	4,189
	Willis North America Inc.	2.950%	9/15/29	4,177	3,436
	Wintrust Financial Corp.	4.850%	6/6/29	2,153	1,974
	Zions Bancorp NA	3.250%	10/29/29	4,227	3,469
					3,503,902
Health Care (3.0%)
	Abbott Laboratories	1.150%	1/30/28	3,968	3,321
	Abbott Laboratories	1.400%	6/30/30	4,700	3,680
	AbbVie Inc.	4.250%	11/14/28	14,850	13,967
	AbbVie Inc.	3.200%	11/21/29	43,920	38,535
	Adventist Health System	2.952%	3/1/29	2,249	1,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,890	2,697
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,135	1,736
	Agilent Technologies Inc.	2.750%	9/15/29	3,925	3,298
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	3,390
	Agilent Technologies Inc.	2.300%	3/12/31	6,025	4,719
	AmerisourceBergen Corp.	3.450%	12/15/27	5,631	5,172
	AmerisourceBergen Corp.	2.800%	5/15/30	3,493	2,895
	AmerisourceBergen Corp.	2.700%	3/15/31	10,742	8,639
	Amgen Inc.	3.200%	11/2/27	4,469	4,099
	Amgen Inc.	1.650%	8/15/28	6,919	5,704
	Amgen Inc.	4.050%	8/18/29	5,000	4,602
	Amgen Inc.	2.450%	2/21/30	12,316	10,166
	Amgen Inc.	2.300%	2/25/31	17,083	13,609
	Amgen Inc.	2.000%	1/15/32	5,551	4,244
	Amgen Inc.	3.350%	2/22/32	10,524	8,988
	Amgen Inc.	4.200%	3/1/33	5,000	4,530
[1]	Ascension Health	2.532%	11/15/29	6,450	5,454
	AstraZeneca Finance LLC	1.750%	5/28/28	10,573	8,910
	AstraZeneca Finance LLC	2.250%	5/28/31	7,937	6,468
	AstraZeneca plc	4.000%	1/17/29	8,296	7,867
	AstraZeneca plc	1.375%	8/6/30	16,394	12,686
	Banner Health	2.338%	1/1/30	2,725	2,235
	Banner Health	1.897%	1/1/31	2,250	1,739
	Baxter International Inc.	2.272%	12/1/28	10,975	9,070
	Baxter International Inc.	3.950%	4/1/30	4,780	4,284
	Baxter International Inc.	2.539%	2/1/32	18,253	14,199
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	1,040	799
	Becton Dickinson & Co.	2.823%	5/20/30	2,324	1,948
	Becton Dickinson & Co.	1.957%	2/11/31	5,822	4,503
	Becton Dickinson & Co.	4.298%	8/22/32	6,110	5,582
	Biogen Inc.	2.250%	5/1/30	6,121	4,838
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	7,000	5,886
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,029	3,566
	Boston Scientific Corp.	2.650%	6/1/30	7,485	6,230
	Bristol-Myers Squibb Co.	1.125%	11/13/27	2,160	1,809
	Bristol-Myers Squibb Co.	3.450%	11/15/27	3,626	3,413
	Bristol-Myers Squibb Co.	3.900%	2/20/28	16,944	16,159
	Bristol-Myers Squibb Co.	3.400%	7/26/29	15,298	13,898
	Bristol-Myers Squibb Co.	1.450%	11/13/30	9,775	7,542
	Bristol-Myers Squibb Co.	2.950%	3/15/32	15,075	12,941
[1]	Cedars-Sinai Health System	2.288%	8/15/31	2,250	1,787
[1]	CHRISTUS Health	4.341%	7/1/28	3,085	2,881
[1]	Cigna Corp.	3.050%	10/15/27	4,447	3,990
	Cigna Corp.	4.375%	10/15/28	18,544	17,512
	Cigna Corp.	2.400%	3/15/30	12,738	10,399
	Cigna Corp.	2.375%	3/15/31	17,068	13,571
	CommonSpirit Health	3.347%	10/1/29	8,540	7,183
	CommonSpirit Health	2.782%	10/1/30	2,100	1,674
	CVS Health Corp.	6.250%	6/1/27	1,090	1,134
	CVS Health Corp.	4.300%	3/25/28	22,400	21,186
	CVS Health Corp.	3.250%	8/15/29	26,224	22,956
	CVS Health Corp.	3.750%	4/1/30	8,148	7,258
	CVS Health Corp.	1.750%	8/21/30	13,415	10,271
	CVS Health Corp.	1.875%	2/28/31	13,116	9,990
	CVS Health Corp.	2.125%	9/15/31	5,430	4,175
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,209	4,816
	DH Europe Finance II Sarl	2.600%	11/15/29	4,698	4,014
	Edwards Lifesciences Corp.	4.300%	6/15/28	5,019	4,682
	Elevance Health Inc.	3.650%	12/1/27	17,389	16,183
	Elevance Health Inc.	4.101%	3/1/28	1,684	1,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	2.875%	9/15/29	9,781	8,353
	Elevance Health Inc.	2.250%	5/15/30	13,979	11,266
	Elevance Health Inc.	2.550%	3/15/31	11,134	8,976
	Eli Lilly & Co.	3.375%	3/15/29	3,861	3,582
	Gilead Sciences Inc.	1.200%	10/1/27	3,740	3,086
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	12,054	11,354
	GlaxoSmithKline Capital plc	3.375%	6/1/29	7,250	6,582
	HCA Inc.	5.625%	9/1/28	10,740	10,262
	HCA Inc.	5.875%	2/1/29	5,715	5,578
[3]	HCA Inc.	3.375%	3/15/29	2,895	2,450
	HCA Inc.	4.125%	6/15/29	17,730	15,624
	HCA Inc.	3.500%	9/1/30	18,945	15,655
	HCA Inc.	2.375%	7/15/31	9,800	7,261
[3]	HCA Inc.	3.625%	3/15/32	13,200	10,694
	Humana Inc.	3.125%	8/15/29	3,816	3,297
	Humana Inc.	4.875%	4/1/30	3,200	3,067
	Humana Inc.	2.150%	2/3/32	2,245	1,706
	Illumina Inc.	2.550%	3/23/31	4,275	3,273
	Johnson & Johnson	2.900%	1/15/28	12,155	11,208
	Johnson & Johnson	1.300%	9/1/30	12,973	10,315
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,785	4,910
	Merck & Co. Inc.	3.400%	3/7/29	13,978	12,837
	Merck & Co. Inc.	1.450%	6/24/30	8,475	6,636
	Merck & Co. Inc.	2.150%	12/10/31	18,920	15,216
[1]	Mercy Health	4.302%	7/1/28	2,490	2,343
	Mylan Inc.	4.550%	4/15/28	3,000	2,654
	Novartis Capital Corp.	2.200%	8/14/30	9,350	7,813
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,294
	OhioHealth Corp.	2.297%	11/15/31	2,520	1,997
	PerkinElmer Inc.	1.900%	9/15/28	4,098	3,293
	PerkinElmer Inc.	3.300%	9/15/29	6,646	5,582
	PerkinElmer Inc.	2.550%	3/15/31	1,609	1,249
	PerkinElmer Inc.	2.250%	9/15/31	4,705	3,540
	Pfizer Inc.	3.600%	9/15/28	1,622	1,525
	Pfizer Inc.	3.450%	3/15/29	12,984	11,960
	Pfizer Inc.	2.625%	4/1/30	9,615	8,268
	Pfizer Inc.	1.700%	5/28/30	6,825	5,462
	Pfizer Inc.	1.750%	8/18/31	14,669	11,468
	Pharmacia LLC	6.600%	12/1/28	4,971	5,344
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,100	836
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	3,141	2,595
	Quest Diagnostics Inc.	4.200%	6/30/29	5,040	4,654
	Quest Diagnostics Inc.	2.950%	6/30/30	4,123	3,445
	Quest Diagnostics Inc.	2.800%	6/30/31	2,118	1,708
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	12,029	9,104
	Royalty Pharma plc	2.200%	9/2/30	7,416	5,669
	Royalty Pharma plc	2.150%	9/2/31	4,878	3,601
[1]	Rush Obligated Group	3.922%	11/15/29	3,000	2,720
	Sanofi	3.625%	6/19/28	7,705	7,201
	Smith & Nephew plc	2.032%	10/14/30	7,908	5,939
[1]	Stanford Health Care	3.310%	8/15/30	2,687	2,351
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,605	4,394
	Stryker Corp.	3.650%	3/7/28	4,972	4,670
[1]	Sutter Health	3.695%	8/15/28	3,125	2,874
[1]	Sutter Health	2.294%	8/15/30	6,025	4,847
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	10,532	10,219
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	22,995	18,221
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	4,415	3,700
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	2,939	2,537
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,450	15,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.950%	10/15/27	5,085	4,642
	UnitedHealth Group Inc.	3.850%	6/15/28	3,010	2,833
	UnitedHealth Group Inc.	3.875%	12/15/28	8,376	7,858
	UnitedHealth Group Inc.	2.875%	8/15/29	7,634	6,661
	UnitedHealth Group Inc.	2.000%	5/15/30	7,413	5,980
	UnitedHealth Group Inc.	2.300%	5/15/31	17,138	13,786
	UnitedHealth Group Inc.	4.200%	5/15/32	18,959	17,628
[3]	Universal Health Services Inc.	2.650%	10/15/30	8,730	6,448
	Viatris Inc.	2.300%	6/22/27	8,550	6,982
	Viatris Inc.	2.700%	6/22/30	4,200	3,121
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	6,209	4,847
	Zoetis Inc.	3.900%	8/20/28	7,242	6,712
	Zoetis Inc.	2.000%	5/15/30	1,524	1,209
					952,514
Industrials (2.5%)
	3M Co.	2.875%	10/15/27	5,475	4,925
[1]	3M Co.	3.625%	9/14/28	5,660	5,198
[1]	3M Co.	3.375%	3/1/29	6,850	6,109
	3M Co.	2.375%	8/26/29	10,022	8,231
	3M Co.	3.050%	4/15/30	3,315	2,831
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,573	3,389
	Allegion plc	3.500%	10/1/29	3,465	2,934
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	2,856
	Allegion US Holding Co. Inc.	5.411%	7/1/32	3,700	3,440
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,000	795
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,461	1,302
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,710	3,219
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,232	2,809
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	771	677
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,309	3,715
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,593	2,178
	Amphenol Corp.	4.350%	6/1/29	2,100	1,982
	Amphenol Corp.	2.800%	2/15/30	10,773	9,056
	Amphenol Corp.	2.200%	9/15/31	3,444	2,670
[1]	BNSF Funding Trust I	6.613%	12/15/55	100	94
	Boeing Co.	3.250%	2/1/28	9,516	8,300
	Boeing Co.	3.250%	3/1/28	3,602	3,123
	Boeing Co.	3.450%	11/1/28	7,281	6,292
	Boeing Co.	3.200%	3/1/29	8,843	7,395
	Boeing Co.	2.950%	2/1/30	7,069	5,690
	Boeing Co.	5.150%	5/1/30	24,555	22,738
	Boeing Co.	3.625%	2/1/31	10,388	8,612
	Canadian National Railway Co.	6.900%	7/15/28	3,590	3,882
	Canadian National Railway Co.	3.850%	8/5/32	2,260	2,065
	Canadian Pacific Railway Co.	4.000%	6/1/28	5,350	5,041
	Canadian Pacific Railway Co.	2.050%	3/5/30	5,705	4,571
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,070	12,880
	Carrier Global Corp.	2.722%	2/15/30	23,790	19,635
	Carrier Global Corp.	2.700%	2/15/31	5,071	4,082
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	2,729	2,297
	Caterpillar Inc.	2.600%	9/19/29	4,457	3,853
	Caterpillar Inc.	2.600%	4/9/30	13,660	11,656
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,750	5,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	CNH Industrial NV	3.850%	11/15/27	5,135	4,695
	CSX Corp.	3.800%	3/1/28	5,364	5,037
	CSX Corp.	4.250%	3/15/29	6,798	6,414
	CSX Corp.	2.400%	2/15/30	185	153
	Deere & Co.	5.375%	10/16/29	1,490	1,527
	Deere & Co.	3.100%	4/15/30	6,791	6,070
[3]	Delta Air Lines Inc.	4.750%	10/20/28	7,000	6,522
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,163	5,265
	Dover Corp.	2.950%	11/4/29	1,940	1,668
	Eaton Corp.	3.103%	9/15/27	3,445	3,157
	Emerson Electric Co.	1.800%	10/15/27	6,630	5,735
	Emerson Electric Co.	2.000%	12/21/28	8,355	7,075
	Emerson Electric Co.	1.950%	10/15/30	2,745	2,187
	Emerson Electric Co.	2.200%	12/21/31	14,460	11,564
	FedEx Corp.	3.400%	2/15/28	5,196	4,726
	FedEx Corp.	4.200%	10/17/28	2,155	2,013
	FedEx Corp.	3.100%	8/5/29	6,824	5,864
	FedEx Corp.	4.250%	5/15/30	6,751	6,119
	FedEx Corp.	2.400%	5/15/31	6,235	4,858
	Flowserve Corp.	3.500%	10/1/30	4,785	3,940
	General Dynamics Corp.	2.625%	11/15/27	5,700	5,104
	General Dynamics Corp.	3.750%	5/15/28	6,698	6,294
	General Dynamics Corp.	3.625%	4/1/30	9,793	8,977
[1]	General Electric Co.	6.750%	3/15/32	1,186	1,282
	Honeywell International Inc.	2.700%	8/15/29	6,339	5,570
	Honeywell International Inc.	1.950%	6/1/30	10,494	8,596
	Honeywell International Inc.	1.750%	9/1/31	4,065	3,174
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,420	4,861
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	4,504	3,655
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,229	3,759
	IDEX Corp.	3.000%	5/1/30	4,446	3,737
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,285	1,138
[1]	John Deere Capital Corp.	2.800%	9/8/27	5,691	5,179
[1]	John Deere Capital Corp.	3.450%	3/7/29	7,341	6,760
[1]	John Deere Capital Corp.	2.800%	7/18/29	4,818	4,227
[1]	John Deere Capital Corp.	2.450%	1/9/30	7,460	6,270
	John Deere Capital Corp.	1.450%	1/15/31	3,826	2,931
	John Deere Capital Corp.	3.900%	6/7/32	17,147	15,731
	John Deere Capital Corp.	4.350%	9/15/32	3,700	3,518
	Johnson Controls International plc	1.750%	9/15/30	2,370	1,843
	Johnson Controls International plc	2.000%	9/16/31	3,044	2,305
	Kansas City Southern	2.875%	11/15/29	3,540	3,015
	Kennametal Inc.	4.625%	6/15/28	2,019	1,869
	Kennametal Inc.	2.800%	3/1/31	315	237
	Keysight Technologies Inc.	3.000%	10/30/29	2,922	2,483
	Kirby Corp.	4.200%	3/1/28	5,070	4,521
	L3Harris Technologies Inc.	4.400%	6/15/28	3,861	3,638
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	13,456	12,658
	L3Harris Technologies Inc.	1.800%	1/15/31	4,725	3,524
	Lennox International Inc.	1.700%	8/1/27	2,587	2,171
	Lockheed Martin Corp.	1.850%	6/15/30	7,322	5,948
	Lockheed Martin Corp.	3.900%	6/15/32	10,500	9,716
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,900	1,861
	Norfolk Southern Corp.	3.150%	6/1/27	3,743	3,441
	Norfolk Southern Corp.	3.800%	8/1/28	5,623	5,236
	Norfolk Southern Corp.	2.550%	11/1/29	4,125	3,481
	Norfolk Southern Corp.	2.300%	5/15/31	1,815	1,454
	Northrop Grumman Corp.	3.250%	1/15/28	20,116	18,323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	4.400%	5/1/30	12,719	11,999
	nVent Finance Sarl	4.550%	4/15/28	4,274	3,843
	nVent Finance Sarl	2.750%	11/15/31	1,330	981
	Oshkosh Corp.	4.600%	5/15/28	3,100	2,861
	Oshkosh Corp.	3.100%	3/1/30	2,050	1,651
	Otis Worldwide Corp.	2.565%	2/15/30	14,490	11,854
	Parker-Hannifin Corp.	3.250%	6/14/29	10,107	8,912
	Parker-Hannifin Corp.	4.500%	9/15/29	7,150	6,768
	Pentair Finance Sarl	5.900%	7/15/32	2,900	2,766
	Raytheon Technologies Corp.	4.125%	11/16/28	22,968	21,491
	Raytheon Technologies Corp.	2.250%	7/1/30	7,837	6,335
	Raytheon Technologies Corp.	1.900%	9/1/31	9,184	7,019
	Raytheon Technologies Corp.	2.375%	3/15/32	16,844	13,275
	Republic Services Inc.	3.375%	11/15/27	8,833	8,086
	Republic Services Inc.	3.950%	5/15/28	1,091	1,023
	Republic Services Inc.	2.300%	3/1/30	11,218	9,219
	Rockwell Automation Inc.	3.500%	3/1/29	4,795	4,406
	Rockwell Automation Inc.	1.750%	8/15/31	1,355	1,040
	Southwest Airlines Co.	3.000%	11/15/26	1,454	1,326
	Southwest Airlines Co.	3.450%	11/16/27	2,000	1,801
	Southwest Airlines Co.	2.625%	2/10/30	4,650	3,735
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,090	931
	Teledyne Technologies Inc.	2.250%	4/1/28	6,917	5,785
	Teledyne Technologies Inc.	2.750%	4/1/31	9,201	7,259
	Textron Inc.	3.375%	3/1/28	3,082	2,735
	Textron Inc.	3.900%	9/17/29	3,186	2,830
	Textron Inc.	3.000%	6/1/30	5,560	4,585
	Timken Co.	4.500%	12/15/28	3,220	2,970
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	3,450	3,208
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	5,328	4,789
	Trimble Inc.	4.900%	6/15/28	5,242	4,968
	Triton Container International Ltd.	3.250%	3/15/32	630	461
	Tyco Electronics Group SA	2.500%	2/4/32	4,640	3,769
	Union Pacific Corp.	2.150%	2/5/27	4,179	3,732
	Union Pacific Corp.	3.950%	9/10/28	9,302	8,774
	Union Pacific Corp.	3.700%	3/1/29	5,145	4,773
	Union Pacific Corp.	2.400%	2/5/30	3,911	3,268
	Union Pacific Corp.	2.375%	5/20/31	3,460	2,814
	Union Pacific Corp.	2.800%	2/14/32	6,465	5,382
	Union Pacific Corp.	2.891%	4/6/36	5,000	3,822
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,209	1,734
[1]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	629	481
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	25,213	24,177
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	1,420	1,250
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	2,282	1,941
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,863	2,462
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,229	985
	United Parcel Service Inc.	3.050%	11/15/27	7,253	6,742
	United Parcel Service Inc.	3.400%	3/15/29	8,396	7,718
	United Parcel Service Inc.	2.500%	9/1/29	4,972	4,250
	United Parcel Service Inc.	4.450%	4/1/30	5,829	5,648
	United Parcel Service of America Inc.	7.620%	4/1/30	550	619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	242	236
	Vontier Corp.	2.400%	4/1/28	5,262	4,104
	Vontier Corp.	2.950%	4/1/31	2,875	2,067
	Waste Connections Inc.	3.500%	5/1/29	5,080	4,563
	Waste Connections Inc.	2.600%	2/1/30	6,390	5,333
	Waste Management Inc.	3.150%	11/15/27	7,204	6,613
	Waste Management Inc.	1.150%	3/15/28	2,620	2,138
	Waste Management Inc.	2.000%	6/1/29	2,385	1,967
	Waste Management Inc.	1.500%	3/15/31	11,480	8,713
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	6,864	6,382
	Xylem Inc.	1.950%	1/30/28	5,668	4,801
	Xylem Inc.	2.250%	1/30/31	1,818	1,452
					802,564
Materials (1.2%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	7,493	6,139
	Albemarle Corp.	5.050%	6/1/32	4,000	3,712
	Amcor Finance USA Inc.	4.500%	5/15/28	3,100	2,877
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,502
	Amcor Flexibles North America Inc.	2.630%	6/19/30	4,675	3,707
	Amcor Flexibles North America Inc.	2.690%	5/25/31	4,499	3,531
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	5,350	4,347
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,125	4,770
	ArcelorMittal SA	4.250%	7/16/29	4,473	4,004
	Cabot Corp.	4.000%	7/1/29	2,900	2,544
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	4,720
	Carlisle Cos. Inc.	2.750%	3/1/30	6,970	5,690
	Celanese US Holdings LLC	1.400%	8/5/26	3,400	2,751
	Celanese US Holdings LLC	6.330%	7/15/29	2,590	2,418
	Celanese US Holdings LLC	6.379%	7/15/32	7,600	7,057
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	4,195	3,648
	Dow Chemical Co.	4.800%	11/30/28	5,662	5,396
	Dow Chemical Co.	7.375%	11/1/29	2,695	2,943
	Dow Chemical Co.	2.100%	11/15/30	6,725	5,167
	DuPont de Nemours Inc.	4.725%	11/15/28	13,688	13,056
	Eastman Chemical Co.	4.500%	12/1/28	1,755	1,618
	Ecolab Inc.	3.250%	12/1/27	2,216	2,062
	Ecolab Inc.	4.800%	3/24/30	5,070	4,960
	Ecolab Inc.	1.300%	1/30/31	4,520	3,398
	Ecolab Inc.	2.125%	2/1/32	5,020	3,970
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	4,088
	FMC Corp.	3.450%	10/1/29	6,090	5,225
	Freeport-McMoRan Inc.	5.000%	9/1/27	2,400	2,327
	Freeport-McMoRan Inc.	4.125%	3/1/28	5,000	4,483
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,000	4,530
	Freeport-McMoRan Inc.	5.250%	9/1/29	5,000	4,646
	Freeport-McMoRan Inc.	4.250%	3/1/30	4,700	4,029
	Freeport-McMoRan Inc.	4.625%	8/1/30	6,540	5,775
	Georgia-Pacific LLC	7.750%	11/15/29	4,010	4,537
[3]	Georgia-Pacific LLC	2.300%	4/30/30	3,000	2,460
	Huntsman International LLC	4.500%	5/1/29	6,523	5,748
	Huntsman International LLC	2.950%	6/15/31	3,500	2,644
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,980	2,743
	Kinross Gold Corp.	4.500%	7/15/27	892	836
	Linde Inc.	1.100%	8/10/30	5,925	4,475
	LYB International Finance III LLC	2.250%	10/1/30	4,455	3,462
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,252	3,001
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,938	3,968
	Martin Marietta Materials Inc.	2.400%	7/15/31	4,914	3,814
	Mosaic Co.	4.050%	11/15/27	6,894	6,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NewMarket Corp.	2.700%	3/18/31	4,000	3,045
	Newmont Corp.	2.800%	10/1/29	5,545	4,602
	Newmont Corp.	2.250%	10/1/30	8,550	6,626
	Newmont Corp.	2.600%	7/15/32	7,040	5,348
	Nucor Corp.	3.950%	5/1/28	5,118	4,722
	Nucor Corp.	2.700%	6/1/30	4,725	3,884
	Nutrien Ltd.	4.000%	12/15/26	1,513	1,445
	Nutrien Ltd.	4.200%	4/1/29	3,701	3,436
	Nutrien Ltd.	2.950%	5/13/30	5,413	4,531
	Packaging Corp. of America	3.400%	12/15/27	3,795	3,456
	Packaging Corp. of America	3.000%	12/15/29	3,822	3,230
	PPG Industries Inc.	3.750%	3/15/28	2,030	1,880
	PPG Industries Inc.	2.800%	8/15/29	1,503	1,289
	PPG Industries Inc.	2.550%	6/15/30	5,250	4,351
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,046
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,709	1,860
	Rohm & Haas Co.	7.850%	7/15/29	6,301	7,026
	RPM International Inc.	4.550%	3/1/29	5,322	4,856
	RPM International Inc.	2.950%	1/15/32	3,190	2,467
	Sherwin-Williams Co.	2.950%	8/15/29	8,000	6,851
	Sherwin-Williams Co.	2.300%	5/15/30	2,595	2,078
	Sonoco Products Co.	3.125%	5/1/30	5,361	4,467
	Steel Dynamics Inc.	1.650%	10/15/27	2,274	1,866
	Steel Dynamics Inc.	3.450%	4/15/30	6,734	5,691
	Steel Dynamics Inc.	3.250%	1/15/31	9,664	7,891
	Suzano Austria GmbH	6.000%	1/15/29	17,737	16,568
	Suzano Austria GmbH	5.000%	1/15/30	9,918	8,584
	Suzano Austria GmbH	3.750%	1/15/31	6,475	5,059
[1]	Suzano Austria GmbH	3.125%	1/15/32	5,400	3,868
	Teck Resources Ltd.	3.900%	7/15/30	5,200	4,428
	Vale Overseas Ltd.	3.750%	7/8/30	12,121	9,799
	Vulcan Materials Co.	3.500%	6/1/30	5,082	4,354
	Westlake Corp.	3.375%	6/15/30	2,265	1,925
	WestRock MWV LLC	8.200%	1/15/30	3,500	3,902
	WRKCo Inc.	3.375%	9/15/27	8,886	8,040
	WRKCo Inc.	4.000%	3/15/28	4,548	4,198
	WRKCo Inc.	3.900%	6/1/28	4,767	4,381
	WRKCo Inc.	4.900%	3/15/29	4,322	4,128
	Yamana Gold Inc.	2.630%	8/15/31	295	218
					365,609
Real Estate (2.6%)
	Agree LP	2.000%	6/15/28	5,355	4,327
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,675	5,260
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,776	1,647
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,468	4,519
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,067	997
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	8,428	7,981
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	1,353	1,138
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,184	3,818
	American Assets Trust LP	3.375%	2/1/31	4,397	3,493
	American Homes 4 Rent LP	4.250%	2/15/28	4,025	3,718
	American Homes 4 Rent LP	4.900%	2/15/29	2,890	2,710
	American Homes 4 Rent LP	2.375%	7/15/31	3,203	2,421
	American Homes 4 Rent LP	3.625%	4/15/32	3,490	2,875
	American Tower Corp.	3.600%	1/15/28	7,470	6,642
	American Tower Corp.	1.500%	1/31/28	3,892	3,117
	American Tower Corp.	3.950%	3/15/29	5,809	5,194
	American Tower Corp.	3.800%	8/15/29	8,552	7,514
	American Tower Corp.	2.900%	1/15/30	8,776	7,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	1.875%	10/15/30	6,367	4,724
	American Tower Corp.	2.700%	4/15/31	6,153	4,822
	American Tower Corp.	2.300%	9/15/31	3,897	2,910
	American Tower Corp.	4.050%	3/15/32	4,890	4,210
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	2,235	2,025
	AvalonBay Communities Inc.	1.900%	12/1/28	7,115	5,863
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	5,242	4,665
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	5,610	4,618
	AvalonBay Communities Inc.	2.050%	1/15/32	6,300	4,891
	Boston Properties LP	4.500%	12/1/28	7,471	6,877
	Boston Properties LP	3.400%	6/21/29	9,242	7,822
	Boston Properties LP	2.900%	3/15/30	1,247	1,002
	Boston Properties LP	3.250%	1/30/31	10,889	8,862
	Boston Properties LP	2.550%	4/1/32	2,133	1,575
	Brandywine Operating Partnership LP	3.950%	11/15/27	3,618	3,196
	Brandywine Operating Partnership LP	4.550%	10/1/29	2,762	2,444
	Brixmor Operating Partnership LP	2.250%	4/1/28	296	240
	Brixmor Operating Partnership LP	4.125%	5/15/29	7,457	6,472
	Brixmor Operating Partnership LP	4.050%	7/1/30	6,989	5,901
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,322	4,627
	Broadstone Net Lease LLC	2.600%	9/15/31	2,743	2,017
	Camden Property Trust	4.100%	10/15/28	5,203	4,867
	Camden Property Trust	3.150%	7/1/29	14,064	12,269
	Camden Property Trust	2.800%	5/15/30	4,942	4,154
	CBRE Services Inc.	2.500%	4/1/31	4,300	3,271
	Corporate Office Properties LP	2.000%	1/15/29	4,355	3,285
	Corporate Office Properties LP	2.750%	4/15/31	3,868	2,863
	Crown Castle Inc.	3.650%	9/1/27	6,162	5,583
	Crown Castle Inc.	3.800%	2/15/28	9,470	8,579
	Crown Castle Inc.	4.300%	2/15/29	2,145	1,966
	Crown Castle Inc.	3.100%	11/15/29	5,750	4,827
	Crown Castle Inc.	3.300%	7/1/30	4,691	3,931
	Crown Castle Inc.	2.250%	1/15/31	8,693	6,635
	Crown Castle Inc.	2.100%	4/1/31	7,385	5,531
	Crown Castle Inc.	2.500%	7/15/31	5,645	4,356
	CubeSmart LP	2.250%	12/15/28	3,000	2,429
	CubeSmart LP	4.375%	2/15/29	5,678	5,250
	CubeSmart LP	3.000%	2/15/30	5,504	4,559
	CubeSmart LP	2.500%	2/15/32	4,000	3,007
	Digital Realty Trust LP	5.550%	1/15/28	3,000	2,975
	Digital Realty Trust LP	4.450%	7/15/28	5,345	5,013
	Digital Realty Trust LP	3.600%	7/1/29	10,273	8,998
	Duke Realty LP	3.250%	6/30/26	171	158
	Duke Realty LP	3.375%	12/15/27	5,435	4,932
	Duke Realty LP	4.000%	9/15/28	3,230	3,002
	Duke Realty LP	2.875%	11/15/29	3,500	3,003
	Duke Realty LP	1.750%	7/1/30	4,789	3,710
	Duke Realty LP	2.250%	1/15/32	1,785	1,392
	EPR Properties	3.750%	8/15/29	4,187	3,209
	Equinix Inc.	1.550%	3/15/28	6,130	4,934
	Equinix Inc.	2.000%	5/15/28	2,260	1,849
	Equinix Inc.	3.200%	11/18/29	11,592	9,800
	Equinix Inc.	2.150%	7/15/30	5,127	3,930
	Equinix Inc.	2.500%	5/15/31	8,219	6,330
	ERP Operating LP	3.500%	3/1/28	6,332	5,762
	ERP Operating LP	4.150%	12/1/28	3,943	3,628
	ERP Operating LP	3.000%	7/1/29	6,243	5,421
	ERP Operating LP	2.500%	2/15/30	3,153	2,595
	ERP Operating LP	1.850%	8/1/31	4,825	3,692
	Essential Properties LP	2.950%	7/15/31	3,055	2,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex Portfolio LP	1.700%	3/1/28	4,525	3,670
	Essex Portfolio LP	4.000%	3/1/29	4,870	4,424
	Essex Portfolio LP	3.000%	1/15/30	4,208	3,509
	Essex Portfolio LP	1.650%	1/15/31	800	584
	Essex Portfolio LP	2.550%	6/15/31	864	680
	Essex Portfolio LP	2.650%	3/15/32	2,660	2,073
	Extra Space Storage LP	2.550%	6/1/31	4,016	3,093
	Extra Space Storage LP	2.350%	3/15/32	6,305	4,650
	Federal Realty Investment Trust	3.200%	6/15/29	4,750	4,054
	Federal Realty Investment Trust	3.500%	6/1/30	5,300	4,518
	GLP Capital LP	5.750%	6/1/28	6,093	5,734
	GLP Capital LP	5.300%	1/15/29	7,448	6,767
	GLP Capital LP	4.000%	1/15/30	4,738	3,938
	GLP Capital LP	4.000%	1/15/31	4,164	3,407
	GLP Capital LP	3.250%	1/15/32	3,795	2,847
	Healthcare Realty Holdings LP	3.625%	1/15/28	3,308	2,906
	Healthcare Realty Holdings LP	3.100%	2/15/30	520	426
	Healthcare Realty Holdings LP	2.000%	3/15/31	6,737	4,969
	Healthpeak Properties Inc.	2.125%	12/1/28	1,025	843
	Healthpeak Properties Inc.	3.500%	7/15/29	2,052	1,806
	Healthpeak Properties Inc.	3.000%	1/15/30	8,323	6,962
	Healthpeak Properties Inc.	2.875%	1/15/31	6,200	5,059
	Highwoods Realty LP	4.125%	3/15/28	5,260	4,770
	Highwoods Realty LP	4.200%	4/15/29	5,106	4,457
	Highwoods Realty LP	3.050%	2/15/30	3,270	2,642
	Highwoods Realty LP	2.600%	2/1/31	3,002	2,248
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	5,679	4,622
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	3,793	3,030
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	2,136	1,568
	Hudson Pacific Properties LP	3.950%	11/1/27	3,916	3,469
	Hudson Pacific Properties LP	5.950%	2/15/28	2,200	2,108
	Hudson Pacific Properties LP	4.650%	4/1/29	4,648	4,123
	Hudson Pacific Properties LP	3.250%	1/15/30	3,371	2,676
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,300	6,681
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	1,812	1,535
	Kilroy Realty LP	4.750%	12/15/28	2,183	1,996
	Kilroy Realty LP	4.250%	8/15/29	3,397	2,997
	Kilroy Realty LP	3.050%	2/15/30	4,197	3,357
	Kimco Realty Corp.	1.900%	3/1/28	3,675	3,032
	Kimco Realty Corp.	2.700%	10/1/30	3,551	2,854
	Kimco Realty Corp.	2.250%	12/1/31	647	486
	Kite Realty Group Trust	4.750%	9/15/30	2,151	1,870
	Life Storage LP	3.875%	12/15/27	2,945	2,696
	Life Storage LP	4.000%	6/15/29	4,550	4,039
	Life Storage LP	2.200%	10/15/30	3,100	2,360
	Life Storage LP	2.400%	10/15/31	5,000	3,767
	LXP Industrial Trust	2.700%	9/15/30	2,200	1,693
	LXP Industrial Trust	2.375%	10/1/31	3,863	2,815
	Mid-America Apartments LP	4.200%	6/15/28	4,225	3,931
	Mid-America Apartments LP	3.950%	3/15/29	4,780	4,353
	Mid-America Apartments LP	2.750%	3/15/30	1,317	1,100
	National Health Investors Inc.	3.000%	2/1/31	4,467	3,146
	National Retail Properties Inc.	4.300%	10/15/28	5,025	4,612
	National Retail Properties Inc.	2.500%	4/15/30	4,226	3,408
	Office Properties Income Trust	2.650%	6/15/26	96	72
	Office Properties Income Trust	3.450%	10/15/31	3,530	2,140
	Omega Healthcare Investors Inc.	4.750%	1/15/28	4,445	4,107
	Omega Healthcare Investors Inc.	3.625%	10/1/29	5,139	4,181
	Omega Healthcare Investors Inc.	3.375%	2/1/31	6,125	4,685
	Physicians Realty LP	3.950%	1/15/28	3,827	3,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Physicians Realty LP	2.625%	11/1/31	4,692	3,567
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,800	2,178
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,601	1,854
	Prologis LP	3.875%	9/15/28	5,291	4,931
	Prologis LP	4.375%	2/1/29	2,524	2,393
	Prologis LP	2.250%	4/15/30	11,611	9,488
	Prologis LP	1.250%	10/15/30	4,800	3,581
	Public Storage	3.094%	9/15/27	5,775	5,292
	Public Storage	1.850%	5/1/28	1,575	1,328
	Public Storage	1.950%	11/9/28	5,252	4,373
	Public Storage	3.385%	5/1/29	5,250	4,734
	Public Storage	2.250%	11/9/31	10,200	8,041
	Rayonier LP	2.750%	5/17/31	4,000	3,123
	Realty Income Corp.	3.400%	1/15/28	4,920	4,475
	Realty Income Corp.	3.650%	1/15/28	2,652	2,439
	Realty Income Corp.	2.200%	6/15/28	1,175	992
	Realty Income Corp.	3.250%	6/15/29	4,315	3,789
	Realty Income Corp.	3.100%	12/15/29	5,760	4,943
	Realty Income Corp.	3.250%	1/15/31	12,266	10,417
	Regency Centers LP	4.125%	3/15/28	3,049	2,803
	Regency Centers LP	2.950%	9/15/29	3,875	3,206
	Regency Centers LP	3.700%	6/15/30	4,420	3,803
	Rexford Industrial Realty LP	2.150%	9/1/31	3,244	2,430
	Sabra Health Care LP	3.900%	10/15/29	5,841	4,782
	Sabra Health Care LP	3.200%	12/1/31	1,817	1,353
	Safehold Operating Partnership LP	2.800%	6/15/31	5,276	3,959
	Simon Property Group LP	3.375%	6/15/27	5,131	4,707
	Simon Property Group LP	3.375%	12/1/27	7,710	6,989
	Simon Property Group LP	1.750%	2/1/28	4,125	3,424
	Simon Property Group LP	2.450%	9/13/29	10,639	8,671
	Simon Property Group LP	2.650%	7/15/30	6,050	4,893
	Simon Property Group LP	2.200%	2/1/31	5,000	3,840
	Simon Property Group LP	2.250%	1/15/32	7,482	5,628
	Spirit Realty LP	3.200%	1/15/27	21	18
	Spirit Realty LP	2.100%	3/15/28	6,473	5,167
	Spirit Realty LP	4.000%	7/15/29	4,980	4,303
	Spirit Realty LP	3.400%	1/15/30	2,850	2,327
	Spirit Realty LP	3.200%	2/15/31	1,200	940
	STORE Capital Corp.	4.500%	3/15/28	3,770	3,608
	STORE Capital Corp.	4.625%	3/15/29	3,077	2,959
	STORE Capital Corp.	2.750%	11/18/30	3,661	3,228
	Sun Communities Operating LP	2.300%	11/1/28	3,000	2,413
	Sun Communities Operating LP	2.700%	7/15/31	6,725	5,094
	Sun Communities Operating LP	4.200%	4/15/32	5,510	4,620
	Tanger Properties LP	2.750%	9/1/31	3,156	2,253
[1]	UDR Inc.	3.500%	1/15/28	2,283	2,028
[1]	UDR Inc.	4.400%	1/26/29	4,558	4,219
[1]	UDR Inc.	3.200%	1/15/30	3,618	3,050
[1]	UDR Inc.	2.100%	8/1/32	1,434	1,039
	Ventas Realty LP	4.000%	3/1/28	6,160	5,649
	Ventas Realty LP	4.400%	1/15/29	4,985	4,597
	Ventas Realty LP	3.000%	1/15/30	4,136	3,437
	Ventas Realty LP	4.750%	11/15/30	4,802	4,440
	VICI Properties LP	4.750%	2/15/28	8,174	7,511
	VICI Properties LP	4.950%	2/15/30	8,905	8,052
	VICI Properties LP	5.125%	5/15/32	8,195	7,270
	Vornado Realty LP	2.150%	6/1/26	102	86
	Vornado Realty LP	3.400%	6/1/31	1,660	1,269
	Welltower Inc.	4.250%	4/15/28	6,158	5,729
	Welltower Inc.	4.125%	3/15/29	6,666	6,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Welltower Inc.	3.100%	1/15/30	7,221	6,014
	Welltower Inc.	2.750%	1/15/31	10,660	8,413
	Welltower Inc.	2.750%	1/15/32	4,850	3,781
	Weyerhaeuser Co.	4.000%	11/15/29	6,301	5,664
	Weyerhaeuser Co.	4.000%	4/15/30	9,811	8,679
	WP Carey Inc.	3.850%	7/15/29	4,400	3,884
	WP Carey Inc.	2.400%	2/1/31	4,693	3,606
					816,091
Technology (3.2%)
	Adobe Inc.	2.300%	2/1/30	12,430	10,354
	Advanced Micro Devices Inc.	3.924%	6/1/32	3,000	2,724
	Amdocs Ltd.	2.538%	6/15/30	6,125	4,839
	Analog Devices Inc.	1.700%	10/1/28	6,475	5,416
	Analog Devices Inc.	2.100%	10/1/31	8,551	6,790
	Apple Inc.	2.900%	9/12/27	1,170	1,080
	Apple Inc.	3.000%	11/13/27	4,109	3,801
	Apple Inc.	1.200%	2/8/28	20,553	17,206
	Apple Inc.	1.400%	8/5/28	19,730	16,427
	Apple Inc.	2.200%	9/11/29	10,410	8,872
	Apple Inc.	1.650%	5/11/30	13,918	11,182
	Apple Inc.	1.250%	8/20/30	13,171	10,170
	Apple Inc.	1.650%	2/8/31	22,659	17,861
	Apple Inc.	1.700%	8/5/31	8,908	6,985
	Apple Inc.	3.350%	8/8/32	5,785	5,147
	Applied Materials Inc.	1.750%	6/1/30	5,592	4,420
	Arrow Electronics Inc.	3.875%	1/12/28	4,525	4,078
	Autodesk Inc.	2.850%	1/15/30	3,775	3,175
	Autodesk Inc.	2.400%	12/15/31	9,050	7,043
	Automatic Data Processing Inc.	1.700%	5/15/28	8,647	7,412
	Automatic Data Processing Inc.	1.250%	9/1/30	8,349	6,444
	Avnet Inc.	3.000%	5/15/31	924	697
	Block Financial LLC	2.500%	7/15/28	3,000	2,484
	Block Financial LLC	3.875%	8/15/30	7,380	6,298
	Broadcom Corp.	3.500%	1/15/28	1,736	1,539
[3]	Broadcom Inc.	1.950%	2/15/28	4,973	4,081
	Broadcom Inc.	4.110%	9/15/28	14,903	13,483
[3]	Broadcom Inc.	4.000%	4/15/29	1,000	882
	Broadcom Inc.	4.750%	4/15/29	15,225	14,231
	Broadcom Inc.	5.000%	4/15/30	4,928	4,581
	Broadcom Inc.	4.150%	11/15/30	18,926	16,358
[3]	Broadcom Inc.	2.450%	2/15/31	23,096	17,391
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	3,621	3,007
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,241	6,513
	CDW LLC	4.250%	4/1/28	2,979	2,609
	CDW LLC	3.250%	2/15/29	3,791	3,080
	CGI Inc.	2.300%	9/14/31	3,600	2,676
	Dell Inc.	7.100%	4/15/28	760	788
	Dell International LLC	5.300%	10/1/29	19,313	17,993
	Dell International LLC	6.200%	7/15/30	5,736	5,583
	DXC Technology Co.	2.375%	9/15/28	7,937	6,503
	Equifax Inc.	3.100%	5/15/30	9,043	7,490
	Equifax Inc.	2.350%	9/15/31	9,880	7,442
	Fidelity National Information Services Inc.	1.650%	3/1/28	5,714	4,681
	Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	4,119
	Fidelity National Information Services Inc.	2.250%	3/1/31	7,743	5,970
	Fiserv Inc.	4.200%	10/1/28	8,950	8,289
	Fiserv Inc.	3.500%	7/1/29	22,858	19,919
	Fiserv Inc.	2.650%	6/1/30	7,505	6,084
	Flex Ltd.	4.875%	6/15/29	3,986	3,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Flex Ltd.	4.875%	5/12/30	6,600	5,938
	Fortinet Inc.	2.200%	3/15/31	5,000	3,781
	Global Payments Inc.	4.450%	6/1/28	5,265	4,835
	Global Payments Inc.	3.200%	8/15/29	8,536	7,121
	Global Payments Inc.	2.900%	5/15/30	9,951	7,964
	Global Payments Inc.	2.900%	11/15/31	5,100	3,908
	Global Payments Inc.	5.400%	8/15/32	3,500	3,245
	GXO Logistics Inc.	2.650%	7/15/31	4,450	3,139
	HP Inc.	4.750%	1/15/28	7,515	7,061
	HP Inc.	4.000%	4/15/29	7,610	6,693
	HP Inc.	3.400%	6/17/30	7,243	5,880
	HP Inc.	2.650%	6/17/31	8,930	6,572
	HP Inc.	4.200%	4/15/32	8,970	7,303
	Hubbell Inc.	3.500%	2/15/28	4,150	3,805
	Hubbell Inc.	2.300%	3/15/31	2,060	1,646
	Intel Corp.	1.600%	8/12/28	7,740	6,420
	Intel Corp.	4.000%	8/5/29	3,500	3,251
	Intel Corp.	2.450%	11/15/29	16,658	13,922
	Intel Corp.	3.900%	3/25/30	7,815	7,161
	Intel Corp.	2.000%	8/12/31	11,777	9,132
	Intel Corp.	4.150%	8/5/32	8,210	7,493
	International Business Machines Corp.	3.500%	5/15/29	24,627	22,256
	International Business Machines Corp.	1.950%	5/15/30	10,850	8,615
	International Business Machines Corp.	2.720%	2/9/32	1,500	1,219
	Intuit Inc.	1.650%	7/15/30	4,200	3,275
	Jabil Inc.	3.950%	1/12/28	5,760	5,228
	Jabil Inc.	3.600%	1/15/30	4,700	3,923
	Jabil Inc.	3.000%	1/15/31	3,725	2,941
	Juniper Networks Inc.	3.750%	8/15/29	5,052	4,340
	Juniper Networks Inc.	2.000%	12/10/30	3,872	2,845
	KLA Corp.	4.100%	3/15/29	6,696	6,358
	KLA Corp.	4.650%	7/15/32	1,920	1,843
	Kyndryl Holdings Inc.	2.700%	10/15/28	3,588	2,639
	Kyndryl Holdings Inc.	3.150%	10/15/31	5,014	3,316
	Lam Research Corp.	4.000%	3/15/29	6,850	6,411
	Lam Research Corp.	1.900%	6/15/30	6,930	5,490
	Leidos Inc.	4.375%	5/15/30	3,723	3,257
	Leidos Inc.	2.300%	2/15/31	8,950	6,596
	Marvell Technology Inc.	2.450%	4/15/28	3,962	3,288
[1]	Marvell Technology Inc.	4.875%	6/22/28	6,366	5,970
	Marvell Technology Inc.	2.950%	4/15/31	2,975	2,308
	Micron Technology Inc.	5.327%	2/6/29	6,340	6,017
	Micron Technology Inc.	4.663%	2/15/30	6,117	5,462
	Micron Technology Inc.	2.703%	4/15/32	3,585	2,607
	Moody's Corp.	3.250%	1/15/28	2,424	2,193
	Moody's Corp.	4.250%	2/1/29	1,860	1,758
	Moody's Corp.	2.000%	8/19/31	6,080	4,643
	Motorola Solutions Inc.	4.600%	2/23/28	8,623	8,153
	Motorola Solutions Inc.	4.600%	5/23/29	4,047	3,729
	Motorola Solutions Inc.	2.300%	11/15/30	7,968	5,990
	Motorola Solutions Inc.	2.750%	5/24/31	3,892	2,983
	NetApp Inc.	2.700%	6/22/30	6,100	4,954
	NVIDIA Corp.	1.550%	6/15/28	11,010	9,129
	NVIDIA Corp.	2.850%	4/1/30	7,524	6,451
	NVIDIA Corp.	2.000%	6/15/31	5,902	4,650
	NXP BV	5.550%	12/1/28	4,235	4,105
	NXP BV	4.300%	6/18/29	8,863	7,908
	NXP BV	3.400%	5/1/30	7,356	6,126
	NXP BV	2.500%	5/11/31	8,405	6,305
	NXP BV	2.650%	2/15/32	8,295	6,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.250%	11/15/27	14,311	12,749
	Oracle Corp.	2.300%	3/25/28	16,846	14,061
	Oracle Corp.	2.950%	4/1/30	23,391	18,877
	Oracle Corp.	3.250%	5/15/30	4,542	3,739
	Oracle Corp.	2.875%	3/25/31	29,081	22,908
	PayPal Holdings Inc.	2.850%	10/1/29	9,763	8,361
	PayPal Holdings Inc.	2.300%	6/1/30	10,087	8,216
	PayPal Holdings Inc.	4.400%	6/1/32	10,255	9,562
	Qorvo Inc.	4.375%	10/15/29	7,000	5,997
	QUALCOMM Inc.	1.300%	5/20/28	7,400	6,113
	QUALCOMM Inc.	2.150%	5/20/30	7,105	5,869
	QUALCOMM Inc.	1.650%	5/20/32	9,285	6,964
	QUALCOMM Inc.	4.250%	5/20/32	2,695	2,545
	Quanta Services Inc.	2.900%	10/1/30	2,705	2,178
	Quanta Services Inc.	2.350%	1/15/32	1,295	954
	RELX Capital Inc.	4.000%	3/18/29	7,075	6,499
	RELX Capital Inc.	3.000%	5/22/30	4,113	3,465
	RELX Capital Inc.	4.750%	5/20/32	4,000	3,752
	Roper Technologies Inc.	1.400%	9/15/27	4,577	3,781
	Roper Technologies Inc.	4.200%	9/15/28	4,241	3,968
	Roper Technologies Inc.	2.950%	9/15/29	6,265	5,283
	Roper Technologies Inc.	2.000%	6/30/30	5,911	4,537
	Roper Technologies Inc.	1.750%	2/15/31	4,777	3,533
[3]	S&P Global Inc.	4.750%	8/1/28	5,825	5,694
[3]	S&P Global Inc.	2.700%	3/1/29	5,440	4,706
[3]	S&P Global Inc.	4.250%	5/1/29	8,434	7,930
	S&P Global Inc.	2.500%	12/1/29	4,187	3,510
	S&P Global Inc.	1.250%	8/15/30	4,310	3,239
[3]	S&P Global Inc.	2.900%	3/1/32	11,625	9,713
	Salesforce Inc.	3.700%	4/11/28	8,038	7,633
	Salesforce Inc.	1.500%	7/15/28	8,585	7,208
	Salesforce Inc.	1.950%	7/15/31	13,553	10,687
	ServiceNow Inc.	1.400%	9/1/30	12,822	9,447
	Skyworks Solutions Inc.	3.000%	6/1/31	4,663	3,544
	TD SYNNEX Corp.	2.375%	8/9/28	4,687	3,775
	Teledyne FLIR LLC	2.500%	8/1/30	5,841	4,568
	Texas Instruments Inc.	2.900%	11/3/27	3,567	3,263
	Texas Instruments Inc.	2.250%	9/4/29	6,161	5,204
	Texas Instruments Inc.	1.750%	5/4/30	7,111	5,705
	Texas Instruments Inc.	1.900%	9/15/31	4,425	3,497
	TSMC Arizona Corp.	4.125%	4/22/29	3,800	3,590
	TSMC Arizona Corp.	2.500%	10/25/31	10,150	8,073
	TSMC Arizona Corp.	4.250%	4/22/32	6,600	6,093
	Verisk Analytics Inc.	4.125%	3/15/29	4,837	4,405
	VMware Inc.	1.800%	8/15/28	6,950	5,507
	VMware Inc.	4.700%	5/15/30	7,664	6,890
	VMware Inc.	2.200%	8/15/31	13,570	9,907
	Western Digital Corp.	2.850%	2/1/29	4,821	3,747
	Workday Inc.	3.700%	4/1/29	3,760	3,372
	Workday Inc.	3.800%	4/1/32	13,693	11,912
	Xilinx Inc.	2.375%	6/1/30	6,811	5,615
					1,019,901
Utilities (2.8%)
	AEP Texas Inc.	3.950%	6/1/28	9,590	8,841
[1]	AEP Texas Inc.	2.100%	7/1/30	4,330	3,377
	AEP Texas Inc.	4.700%	5/15/32	4,140	3,789
	AES Corp.	2.450%	1/15/31	8,583	6,578
	Alabama Power Co.	3.750%	9/1/27	2,822	2,667
[1]	Alabama Power Co.	1.450%	9/15/30	4,129	3,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.050%	3/15/32	5,050	4,285
	Alabama Power Co.	3.940%	9/1/32	2,000	1,803
	Ameren Corp.	1.750%	3/15/28	4,337	3,585
	Ameren Corp.	3.500%	1/15/31	4,394	3,786
	Ameren Illinois Co.	3.800%	5/15/28	4,125	3,862
	Ameren Illinois Co.	1.550%	11/15/30	2,100	1,608
	Ameren Illinois Co.	3.850%	9/1/32	1,715	1,547
	American Electric Power Co. Inc.	3.200%	11/13/27	3,853	3,517
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	8,744	8,198
	American Water Capital Corp.	2.950%	9/1/27	2,806	2,547
	American Water Capital Corp.	3.750%	9/1/28	4,862	4,526
	American Water Capital Corp.	3.450%	6/1/29	3,885	3,459
	American Water Capital Corp.	2.800%	5/1/30	5,085	4,313
	American Water Capital Corp.	2.300%	6/1/31	2,100	1,665
	American Water Capital Corp.	4.450%	6/1/32	5,000	4,648
[1]	Appalachian Power Co.	2.700%	4/1/31	5,180	4,151
[1]	Appalachian Power Co.	4.500%	8/1/32	2,545	2,291
	Arizona Public Service Co.	2.950%	9/15/27	2,381	2,117
	Arizona Public Service Co.	2.600%	8/15/29	3,646	3,003
	Atlantic City Electric Co.	2.300%	3/15/31	4,030	3,260
	Atmos Energy Corp.	2.625%	9/15/29	4,305	3,671
	Atmos Energy Corp.	1.500%	1/15/31	2,970	2,235
[4]	Atmos Energy Corp.	5.450%	10/15/32	1,500	1,516
	Avangrid Inc.	3.800%	6/1/29	4,666	4,146
	Baltimore Gas & Electric Co.	2.250%	6/15/31	4,704	3,753
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,383	7,601
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,860	7,980
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	4,500	3,404
	Black Hills Corp.	3.050%	10/15/29	3,715	3,109
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	3,928	3,211
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,000	1,693
	CenterPoint Energy Inc.	4.250%	11/1/28	1,539	1,408
	CenterPoint Energy Inc.	2.950%	3/1/30	3,605	3,026
	CenterPoint Energy Inc.	2.650%	6/1/31	1,903	1,520
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,635	1,511
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	6,787	5,220
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	843
[1]	CMS Energy Corp.	4.750%	6/1/50	6,527	5,638
	CMS Energy Corp.	3.750%	12/1/50	2,612	1,947
	Commonwealth Edison Co.	3.700%	8/15/28	4,890	4,533
	Commonwealth Edison Co.	2.200%	3/1/30	1,650	1,359
[1]	Commonwealth Edison Co.	3.150%	3/15/32	4,115	3,548
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	2,740	2,172
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,383	4,920
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	3,875	3,414
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	7,696	6,123
	Consumers Energy Co.	3.600%	8/15/32	1,743	1,558
	Dominion Energy Inc.	4.250%	6/1/28	2,608	2,445
[1]	Dominion Energy Inc.	3.375%	4/1/30	18,567	16,000
[1]	Dominion Energy Inc.	2.250%	8/15/31	2,210	1,723
[1]	Dominion Energy Inc.	4.350%	8/15/32	5,247	4,752
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,798	3,010
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,542	1,644
[1]	DTE Electric Co.	1.900%	4/1/28	4,268	3,633
	DTE Electric Co.	2.250%	3/1/30	3,700	3,052
[1]	DTE Electric Co.	2.625%	3/1/31	4,860	4,043
[1]	DTE Electric Co.	3.000%	3/1/32	3,900	3,281
[1]	DTE Energy Co.	3.400%	6/15/29	3,539	3,096
	DTE Energy Co.	2.950%	3/1/30	3,350	2,810
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,258	4,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	2.450%	8/15/29	4,310	3,652
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,765	5,658
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,671	6,289
	Duke Energy Carolinas LLC	2.850%	3/15/32	4,100	3,394
	Duke Energy Corp.	3.150%	8/15/27	4,802	4,350
	Duke Energy Corp.	4.300%	3/15/28	2,890	2,722
	Duke Energy Corp.	3.400%	6/15/29	7,983	7,029
	Duke Energy Corp.	2.450%	6/1/30	7,867	6,298
	Duke Energy Corp.	2.550%	6/15/31	10,326	8,085
	Duke Energy Corp.	4.500%	8/15/32	5,040	4,558
	Duke Energy Florida LLC	3.800%	7/15/28	4,332	4,053
	Duke Energy Florida LLC	2.500%	12/1/29	2,283	1,929
	Duke Energy Florida LLC	1.750%	6/15/30	1,743	1,362
	Duke Energy Florida LLC	2.400%	12/15/31	5,860	4,653
	Duke Energy Ohio Inc.	3.650%	2/1/29	6,080	5,569
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,846	2,274
	Duke Energy Progress LLC	3.700%	9/1/28	4,206	3,910
	Duke Energy Progress LLC	3.450%	3/15/29	6,618	5,993
	Duke Energy Progress LLC	2.000%	8/15/31	4,042	3,125
[3]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,331
	Edison International	4.125%	3/15/28	4,715	4,205
	Enel Chile SA	4.875%	6/12/28	5,769	5,354
	Entergy Corp.	1.900%	6/15/28	7,672	6,299
	Entergy Corp.	2.800%	6/15/30	4,488	3,631
	Entergy Corp.	2.400%	6/15/31	7,689	5,879
	Entergy Louisiana LLC	3.120%	9/1/27	1,155	1,048
	Entergy Louisiana LLC	3.250%	4/1/28	5,758	5,153
	Entergy Louisiana LLC	2.350%	6/15/32	3,925	3,044
	Entergy Mississippi LLC	2.850%	6/1/28	2,435	2,125
	Entergy Texas Inc.	4.000%	3/30/29	7,257	6,720
	Entergy Texas Inc.	1.750%	3/15/31	2,860	2,156
	Essential Utilities Inc.	3.566%	5/1/29	3,660	3,232
	Essential Utilities Inc.	2.704%	4/15/30	4,451	3,666
	Evergy Inc.	2.900%	9/15/29	4,018	3,323
[1]	Evergy Metro Inc.	2.250%	6/1/30	5,881	4,785
[1]	Eversource Energy	3.300%	1/15/28	3,880	3,511
[1]	Eversource Energy	4.250%	4/1/29	4,585	4,242
[1]	Eversource Energy	1.650%	8/15/30	4,790	3,619
	Eversource Energy	2.550%	3/15/31	2,965	2,373
	Exelon Corp.	4.050%	4/15/30	12,835	11,633
[3]	Exelon Corp.	3.350%	3/15/32	2,720	2,283
	Florida Power & Light Co.	2.450%	2/3/32	6,479	5,270
[1]	Georgia Power Co.	2.650%	9/15/29	4,636	3,833
	Georgia Power Co.	4.700%	5/15/32	2,530	2,374
	Indiana Michigan Power Co.	3.850%	5/15/28	3,500	3,245
	Interstate Power & Light Co.	4.100%	9/26/28	8,231	7,776
	Interstate Power & Light Co.	3.600%	4/1/29	900	815
	Interstate Power & Light Co.	2.300%	6/1/30	3,405	2,730
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,741	3,255
	ITC Holdings Corp.	3.350%	11/15/27	6,625	6,023
	MidAmerican Energy Co.	3.650%	4/15/29	5,015	4,643
	MidAmerican Energy Co.	6.750%	12/30/31	1,460	1,607
	Mississippi Power Co.	3.950%	3/30/28	3,050	2,814
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,698
	National Fuel Gas Co.	4.750%	9/1/28	3,890	3,571
	National Fuel Gas Co.	2.950%	3/1/31	2,285	1,783
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	7,484	6,895
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,833	3,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,655	6,081
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	5,077	4,185
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,485	2,550
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,395	1,046
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	3,500	2,844
[1]	Nevada Power Co.	3.700%	5/1/29	5,535	5,052
[1]	Nevada Power Co.	2.400%	5/1/30	3,588	2,953
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	10,459	8,672
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	6,421	5,712
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	6,135	5,160
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	18,014	14,367
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	3,482	2,706
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	9,356	8,943
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,255	5,059
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	3,171
	NiSource Inc.	2.950%	9/1/29	5,869	4,970
	NiSource Inc.	3.600%	5/1/30	3,809	3,314
	NiSource Inc.	1.700%	2/15/31	6,503	4,806
	Northern States Power Co.	2.250%	4/1/31	2,230	1,827
	NSTAR Electric Co.	3.250%	5/15/29	2,040	1,837
	NSTAR Electric Co.	3.950%	4/1/30	5,213	4,848
[1]	Ohio Power Co.	2.600%	4/1/30	1,790	1,479
[1]	Ohio Power Co.	1.625%	1/15/31	6,563	4,947
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	3,354
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,257	3,685
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	9,364	8,682
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	5,450	4,660
[3]	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,100	3,819
[3]	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	2,604	2,507
	ONE Gas Inc.	2.000%	5/15/30	2,675	2,116
	Pacific Gas & Electric Co.	3.300%	12/1/27	15,536	13,135
	Pacific Gas & Electric Co.	3.000%	6/15/28	3,154	2,601
	Pacific Gas & Electric Co.	3.750%	7/1/28	13,786	11,587
	Pacific Gas & Electric Co.	4.550%	7/1/30	26,052	22,323
	Pacific Gas & Electric Co.	2.500%	2/1/31	17,535	12,767
	Pacific Gas & Electric Co.	3.250%	6/1/31	3,002	2,287
	Pacific Gas & Electric Co.	5.900%	6/15/32	2,240	2,044
	PacifiCorp	3.500%	6/15/29	3,916	3,539
	PacifiCorp	2.700%	9/15/30	4,676	3,900
	PacifiCorp	7.700%	11/15/31	1,735	2,001
[1]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	3,425	3,238
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	3,516	3,092
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,825	3,013
	Progress Energy Inc.	7.000%	10/30/31	4,445	4,736
	Public Service Co. of Colorado	3.700%	6/15/28	2,975	2,779
[1]	Public Service Co. of Colorado	1.900%	1/15/31	3,300	2,622
[1]	Public Service Co. of Colorado	4.100%	6/1/32	1,575	1,456
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	3,537	3,301
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,550	2,358
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	2,406
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,244	1,896
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	4,000	3,407
	Public Service Enterprise Group Inc.	1.600%	8/15/30	12,450	9,338
	Puget Energy Inc.	2.379%	6/15/28	3,032	2,539
	Puget Energy Inc.	4.100%	6/15/30	6,406	5,644
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	5,950	4,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,125	3,428
	Sempra Energy	3.400%	2/1/28	10,345	9,364
[1]	Southern California Edison Co.	3.650%	3/1/28	5,050	4,610
[1]	Southern California Edison Co.	4.200%	3/1/29	5,141	4,754
	Southern California Edison Co.	6.650%	4/1/29	4,200	4,238
	Southern California Edison Co.	2.850%	8/1/29	3,565	2,988
	Southern California Edison Co.	2.250%	6/1/30	3,500	2,770
[1]	Southern California Edison Co.	2.500%	6/1/31	2,000	1,580
	Southern California Edison Co.	2.750%	2/1/32	2,600	2,065
[1]	Southern California Gas Co.	2.550%	2/1/30	4,023	3,375
[1]	Southern Co.	1.750%	3/15/28	3,691	3,021
[1]	Southern Co.	3.700%	4/30/30	8,175	7,211
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	7,174	5,309
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	6,590	6,301
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,289
	Southwest Gas Corp.	2.200%	6/15/30	4,000	3,023
	Southwest Gas Corp.	4.050%	3/15/32	4,555	3,840
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	3,514	3,244
	Tampa Electric Co.	2.400%	3/15/31	3,254	2,638
	Tucson Electric Power Co.	1.500%	8/1/30	2,813	2,123
	Tucson Electric Power Co.	3.250%	5/15/32	2,500	2,086
	Union Electric Co.	3.500%	3/15/29	4,380	3,989
	Union Electric Co.	2.950%	3/15/30	3,475	3,007
	Union Electric Co.	2.150%	3/15/32	4,630	3,585
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	6,516	6,102
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	5,760	4,997
	Virginia Electric & Power Co.	2.300%	11/15/31	2,296	1,823
	Virginia Electric & Power Co.	2.400%	3/30/32	5,385	4,292
	WEC Energy Group Inc.	1.375%	10/15/27	4,000	3,293
	WEC Energy Group Inc.	2.200%	12/15/28	3,000	2,482
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	4,585
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,085
	Wisconsin Electric Power Co.	4.750%	9/30/32	3,689	3,557
	Wisconsin Power & Light Co.	3.050%	10/15/27	3,097	2,848
	Xcel Energy Inc.	4.000%	6/15/28	4,840	4,542
	Xcel Energy Inc.	2.600%	12/1/29	3,480	2,887
	Xcel Energy Inc.	3.400%	6/1/30	7,985	6,950
	Xcel Energy Inc.	2.350%	11/15/31	3,328	2,592
					891,287
Total Corporate Bonds (Cost $13,930,696)					11,626,275
Sovereign Bonds (4.2%)
[1]	Asian Development Bank	2.375%	8/10/27	2,895	2,664
	Asian Development Bank	6.220%	8/15/27	175	188
[1]	Asian Development Bank	2.500%	11/2/27	23,851	21,976
[1]	Asian Development Bank	2.750%	1/19/28	7,695	7,159
[1]	Asian Development Bank	1.250%	6/9/28	12,700	10,801
	Asian Development Bank	5.820%	6/16/28	5,705	6,144
[1]	Asian Development Bank	3.125%	9/26/28	9,107	8,576
[1]	Asian Development Bank	1.750%	9/19/29	22,005	18,877
[1]	Asian Development Bank	1.875%	1/24/30	19,004	16,331
[1]	Asian Development Bank	0.750%	10/8/30	2,875	2,227
[1]	Asian Development Bank	1.500%	3/4/31	6,780	5,574
	Asian Development Bank	3.125%	4/27/32	18,460	17,171
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	7.250%	9/23/27	5,955	6,457
	Equinor ASA	3.625%	9/10/28	6,821	6,362
	Equinor ASA	3.125%	4/6/30	9,661	8,490
	Equinor ASA	2.375%	5/22/30	5,893	4,901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	0.625%	10/21/27	12,720	10,687
	European Investment Bank	1.625%	10/9/29	17,320	14,803
	European Investment Bank	0.875%	5/17/30	16,740	13,274
	European Investment Bank	0.750%	9/23/30	8,100	6,308
	European Investment Bank	1.250%	2/14/31	33,110	26,897
	European Investment Bank	1.625%	5/13/31	225	188
	Export-Import Bank of Korea	1.250%	9/21/30	7,675	5,972
	Export-Import Bank of Korea	1.375%	2/9/31	2,500	1,934
	Export-Import Bank of Korea	2.125%	1/18/32	5,100	4,078
	Export-Import Bank of Korea	4.500%	9/15/32	3,700	3,558
[1]	Hong Kong Government International Bond	1.750%	11/24/31	4,100	3,338
[1]	Hydro-Quebec	8.500%	12/1/29	1,400	1,723
[1]	Hydro-Quebec	9.375%	4/15/30	2,175	2,850
	Inter-American Development Bank	0.625%	9/16/27	14,601	12,287
	Inter-American Development Bank	1.125%	7/20/28	11,158	9,396
	Inter-American Development Bank	3.125%	9/18/28	20,906	19,689
	Inter-American Development Bank	2.250%	6/18/29	26,630	23,691
[1]	Inter-American Development Bank	1.125%	1/13/31	42,305	33,796
[1]	International Bank for Reconstruction & Development	2.500%	11/22/27	17,400	16,043
	International Bank for Reconstruction & Development	0.750%	11/24/27	59,516	50,115
[1]	International Bank for Reconstruction & Development	1.375%	4/20/28	14,032	12,071
	International Bank for Reconstruction & Development	1.125%	9/13/28	40,785	34,213
	International Bank for Reconstruction & Development	3.625%	9/21/29	16,400	15,891
[1]	International Bank for Reconstruction & Development	1.750%	10/23/29	30,445	26,108
	International Bank for Reconstruction & Development	0.875%	5/14/30	9,430	7,458
	International Bank for Reconstruction & Development	0.750%	8/26/30	15,380	11,928
	International Bank for Reconstruction & Development	1.250%	2/10/31	29,865	24,107
	International Bank for Reconstruction & Development	1.625%	11/3/31	42,750	35,105
	International Bank for Reconstruction & Development	2.500%	3/29/32	29,285	25,857
	International Finance Corp.	0.750%	8/27/30	7,095	5,507
[5]	Japan Bank for International Cooperation	2.750%	11/16/27	16,635	15,283
[5]	Japan Bank for International Cooperation	3.250%	7/20/28	10,500	9,770
[5]	Japan Bank for International Cooperation	3.500%	10/31/28	10,905	10,270
[5]	Japan Bank for International Cooperation	2.125%	2/16/29	6,175	5,369
[5]	Japan Bank for International Cooperation	2.000%	10/17/29	4,975	4,240
[5]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	8,781
[5]	Japan Bank for International Cooperation	1.875%	4/15/31	15,535	12,780
[5]	Japan International Cooperation Agency	3.375%	6/12/28	4,300	4,036
[5]	Japan International Cooperation Agency	1.000%	7/22/30	4,200	3,244
[5]	Japan International Cooperation Agency	1.750%	4/28/31	4,000	3,247
[6]	KFW	2.875%	4/3/28	27,078	25,346
[6]	KFW	1.750%	9/14/29	9,587	8,267
[6]	KFW	0.750%	9/30/30	15,953	12,392
	Korea Development Bank	1.625%	1/19/31	3,500	2,770
	Korea Development Bank	2.000%	10/25/31	2,746	2,196
[1,6]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	6,815	6,274
[6]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,475	9,781
[1]	Oriental Republic of Uruguay	4.375%	10/27/27	9,490	9,362
[1]	Oriental Republic of Uruguay	4.375%	1/23/31	19,755	18,921
	Province of Alberta	3.300%	3/15/28	9,499	8,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Alberta	1.300%	7/22/30	22,579	17,938
	Province of British Columbia	2.250%	6/2/26	219	203
	Province of British Columbia	1.300%	1/29/31	10,250	8,149
	Province of Manitoba	2.125%	6/22/26	682	625
[1]	Province of Manitoba	1.500%	10/25/28	6,775	5,705
	Province of New Brunswick	3.625%	2/24/28	4,015	3,854
	Province of Ontario	2.300%	6/15/26	22,962	21,219
	Province of Ontario	2.000%	10/2/29	14,130	12,105
	Province of Ontario	1.125%	10/7/30	10,965	8,565
	Province of Ontario	1.600%	2/25/31	7,290	5,897
	Province of Quebec	2.500%	4/20/26	297	277
	Province of Quebec	2.750%	4/12/27	4,583	4,275
[1]	Province of Quebec	7.500%	9/15/29	3,870	4,561
	Province of Quebec	1.350%	5/28/30	19,530	15,694
	Province of Quebec	1.900%	4/21/31	4,725	3,930
[1]	Republic of Chile	3.240%	2/6/28	22,344	20,145
[1]	Republic of Chile	2.450%	1/31/31	8,330	6,683
[1]	Republic of Chile	2.550%	1/27/32	7,500	5,891
	Republic of Indonesia	3.500%	1/11/28	12,085	11,047
	Republic of Indonesia	4.100%	4/24/28	15,059	14,128
	Republic of Indonesia	4.750%	2/11/29	9,142	8,849
	Republic of Indonesia	3.400%	9/18/29	6,460	5,719
	Republic of Indonesia	2.850%	2/14/30	11,645	9,927
	Republic of Indonesia	3.850%	10/15/30	6,315	5,702
	Republic of Indonesia	1.850%	3/12/31	600	464
[1]	Republic of Indonesia	2.150%	7/28/31	7,005	5,502
[1]	Republic of Indonesia	3.550%	3/31/32	15,390	13,317
[1]	Republic of Indonesia	4.650%	9/20/32	1,000	939
	Republic of Italy	2.875%	10/17/29	18,550	15,157
	Republic of Korea	3.500%	9/20/28	4,475	4,242
	Republic of Korea	2.500%	6/19/29	5,035	4,547
	Republic of Korea	1.000%	9/16/30	6,200	4,882
	Republic of Korea	1.750%	10/15/31	4,875	3,988
[1]	Republic of Panama	3.875%	3/17/28	9,553	8,690
	Republic of Panama	9.375%	4/1/29	5,935	6,907
[1]	Republic of Panama	3.160%	1/23/30	12,700	10,364
[1]	Republic of Panama	2.252%	9/29/32	17,500	12,308
[1]	Republic of Peru	2.783%	1/23/31	33,600	26,726
	Republic of Poland	3.250%	4/6/26	1,197	1,126
	Republic of the Philippines	3.000%	2/1/28	16,382	14,927
	Republic of the Philippines	3.750%	1/14/29	11,525	10,835
	Republic of the Philippines	9.500%	2/2/30	15,117	18,735
	Republic of the Philippines	2.457%	5/5/30	11,900	9,964
	Republic of the Philippines	7.750%	1/14/31	12,119	13,980
	Republic of the Philippines	1.648%	6/10/31	1,250	954
	Republic of the Philippines	1.950%	1/6/32	6,560	5,062
	Republic of the Philippines	6.375%	1/15/32	8,410	8,910
	State of Israel	3.250%	1/17/28	7,975	7,497
	State of Israel	2.500%	1/15/30	8,630	7,543
	State of Israel	2.750%	7/3/30	19,415	17,160
	United Mexican States	3.750%	1/11/28	10,055	9,260
	United Mexican States	4.500%	4/22/29	31,505	29,189
[1]	United Mexican States	3.250%	4/16/30	30,279	25,352
[1]	United Mexican States	2.659%	5/24/31	26,063	20,048
[1]	United Mexican States	8.300%	8/15/31	3,925	4,579
[1]	United Mexican States	4.750%	4/27/32	14,635	13,170
Total Sovereign Bonds (Cost $1,554,048)					1,321,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	945	911
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	880
	California GO	1.700%	2/1/28	3,160	2,730
	California GO	3.500%	4/1/28	3,550	3,355
	California GO	3.050%	4/1/29	3,450	3,129
	California GO	2.500%	10/1/29	2,850	2,475
	California GO	1.750%	11/1/30	5,000	3,981
	Connecticut GO	5.850%	3/15/32	9,000	9,473
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	100	98
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,600	8,210
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	9,634
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	50	49
	Los Angeles CA Community College District GO	1.606%	8/1/28	3,600	3,070
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,750	2,234
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	2,918
	Massachusetts GO	4.500%	8/1/31	1,350	1,314
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,125
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,066
	National Finance Authority NH Revenue	3.300%	4/1/32	2,500	1,891
[7]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	17,636
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,428
	New York City NY GO	5.206%	10/1/31	1,070	1,069
	Oregon GO	5.892%	6/1/27	13,750	14,224
[8]	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,514
[7]	Oregon School Boards Association GO	5.550%	6/30/28	875	883
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,332
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	850	883
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,371
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,736
	University of California Revenue	3.349%	7/1/29	100	90
	University of California Revenue	1.614%	5/15/30	7,125	5,598
	University of California Revenue	4.601%	5/15/31	203	195
	Utah GO	3.539%	7/1/25	549	539
[8]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,270	2,328
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,100
Total Taxable Municipal Bonds (Cost $138,540)					121,469

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[9]	Vanguard Market Liquidity Fund (Cost $47,480)	2.828%	474,948	47,481
Total Investments (99.4%) (Cost $36,793,714)				31,571,080
Other Assets and Liabilities—Net (0.6%)				191,037
Net Assets (100%)				31,762,117
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $270,947,000, representing 0.9% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2022.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at September 30, 2022.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,454,382	—	18,454,382
Corporate Bonds	—	11,626,275	—	11,626,275
Sovereign Bonds	—	1,321,473	—	1,321,473
Taxable Municipal Bonds	—	121,469	—	121,469
Temporary Cash Investments	47,481	—	—	47,481
Total	47,481	31,523,599	—	31,571,080